UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07755

Nuveen Multistate Trust II
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: February 29
Date of reporting period: August 31, 2024

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report August 31, 2024

Nuveen California High Yield Municipal Bond Fund
Class A Shares/NCHAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six-months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$94	1.84%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,129,101,752

Total number of portfolio holdings	531

Portfolio turnover (%)	10%

What did the Fund invest in? (as of August 31, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N589_SAR_0824 3855810‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen California High Yield Municipal Bond Fund
Class C Shares/NAWSX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$135	2.64%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,129,101,752

Total number of portfolio holdings	531

Portfolio turnover (%)	10%

What did the Fund invest in? (as of August 31, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N480_SAR_0824 3855810‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen California High Yield Municipal Bond Fund
Class I Shares/NCHRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$84	1.64%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,129,101,752

Total number of portfolio holdings	531

Portfolio turnover (%)	10%

What did the Fund invest in? (as of August 31, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N555_SAR_0824 3855810‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen California Municipal Bond Fund
Class A Shares/NCAAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$38	0.75%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,743,823,078

Total number of portfolio holdings	315

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N100_SAR_0824 3855821‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen California Municipal Bond Fund
Class C Shares/NAKFX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$78	1.55%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,743,823,078

Total number of portfolio holdings	315

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N548_SAR_0824 3855821‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen California Municipal Bond Fund
Class I Shares/NCSPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.55%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,743,823,078

Total number of portfolio holdings	315

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N407_SAR_0824 3855821‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen Connecticut Municipal Bond Fund
Class A Shares/FCTTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.80%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$238,042,852

Total number of portfolio holdings	138

Portfolio turnover (%)	6%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N886_SAR_0824 3855836‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen Connecticut Municipal Bond Fund
Class C Shares/FDCDX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$81	1.60%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$238,042,852

Total number of portfolio holdings	138

Portfolio turnover (%)	6%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N530_SAR_0824 3855836‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen Connecticut Municipal Bond Fund
Class I Shares/FCTRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.60%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$238,042,852

Total number of portfolio holdings	138

Portfolio turnover (%)	6%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N852_SAR_0824 3855836‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen Massachusetts Municipal Bond Fund
Class A Shares/NMAAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.79%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$573,329,637

Total number of portfolio holdings	195

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N845_SAR_0824 3855848‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen Massachusetts Municipal Bond Fund
Class C Shares/NAAGX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$80	1.59%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$573,329,637

Total number of portfolio holdings	195

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N522_SAR_0824 3855848‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen Massachusetts Municipal Bond Fund
Class I Shares/NBMAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.59%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$573,329,637

Total number of portfolio holdings	195

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N811_SAR_0824 3855848‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen New Jersey Municipal Bond Fund
Class A Shares/NNJAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.80%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$391,593,569

Total number of portfolio holdings	256

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N753_SAR_0824 3855858‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen New Jersey Municipal Bond Fund
Class C Shares/NJCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$81	1.60%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$391,593,569

Total number of portfolio holdings	256

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N514_SAR_0824 3855858‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen New Jersey Municipal Bond Fund
Class I Shares/NMNJX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.60%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$391,593,569

Total number of portfolio holdings	256

Portfolio turnover (%)	7%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N720_SAR_0824 3855858‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen New York Municipal Bond Fund
Class A Shares/NNYAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$39	0.77%
* Annualized for period less than one year.

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,089,358,251

Total number of portfolio holdings	216

Portfolio turnover (%)	2%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N670_SAR_0824 3855866-INV-B-10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen New York Municipal Bond Fund
Class C Shares/NAJPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$79	1.57%

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,089,358,251

Total number of portfolio holdings	216

Portfolio turnover (%)	2%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N498_SAR_0824 3855866‑INV‑B‑10/25 (A, C, I)

2

Semi-Annual Shareholder Report August 31, 2024

Nuveen New York Municipal Bond Fund
Class I Shares/NTNYX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.57%

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,089,358,251

Total number of portfolio holdings	216

Portfolio turnover (%)	2%

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N647_SAR_0824 3855866‑INV‑B‑10/25 (A, C, I)

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

other information
Six Months Ended
Financial statements and
August 31, 2024
The information contained herein includes the financial statements and certain other information as required by Items 7-11 of Form N-CSR.
Fund Name Class A Class C Class I
Nuveen California High Yield Municipal Bond Fund NCHAX NAWSX NCHRX
Nuveen California Municipal Bond Fund NCAAX NAKFX NCSPX
Nuveen Connecticut Municipal Bond Fund FCTTX FDCDX FCTRX
Nuveen Massachusetts Municipal Bond Fund NMAAX NAAGX NBMAX
Nuveen New Jersey Municipal Bond Fund NNJAX NJCCX NMNJX
Nuveen New York Municipal Bond Fund NNYAX NAJPX NTNYX

Table
of Contents
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies 3
Portfolios of Investments 4
Statement of Assets and Liabilities 71
Statement of Operations 73
Statement of Changes in Net Assets 75
Statement of Cash Flows 78
Financial Highlights 79
Notes to Financial Statements 91
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies 105
Item 9. Proxy Disclosures for Open-End Management Investment Companies 106
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies 107
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract 108

Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 118.7%
X
1,339,892,304
MUNICIPAL BONDS - 118.7%   X 1,339,892,304
CONSUMER STAPLES - 2.9%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Alameda County Tobacco Asset Securitization
Corporation, Subordinate Series 2006A, 0.000%, 6/01/50
9/24 at 20.81 $ 5,607,841
1,155 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo,
Series 2007A, 5.000%, 6/01/47
9/24 at 100.00 1,133,368
20,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
9/24 at 29.21 5,589,052
12,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1, 4.214%,
6/01/50
12/31 at 100.00 9,835,520
3,460 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
9/24 at 100.00 3,448,874
17,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
9/24 at 22.15 3,888,301
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
9/24 at 27.97 2,079,604
5,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%,
6/01/46
9/24 at 26.29 1,092,157
TOTAL CONSUMER STAPLES 32,674,717
EDUCATION AND CIVIC ORGANIZATIONS - 19.3%
2,000 (c) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61
7/27 at 100.00 1,602,522
4,175 (c) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58
7/27 at 102.00 4,369,751
4,250 (d) California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation, Series
2020, 4.000%, 7/01/50, (UB)
7/30 at 100.00 4,094,986
California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A:
900 5.000%, 10/01/35 9/24 at 101.00 900,183
1,335 5.250%, 10/01/45 9/24 at 101.00 1,316,526
4,115 (c) California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47
9/24 at 101.00 4,037,491
California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A:
700 (c) 5.500%, 6/01/38 6/26 at 100.00 707,583
2,000 (c) 5.500%, 6/01/48 6/26 at 100.00 2,004,093
250 (c) 5.500%, 6/01/53 6/26 at 100.00 250,470
California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
500 (c) 4.000%, 11/01/36 11/26 at 100.00 468,716
2,200 (c) 4.500%, 11/01/46 11/26 at 100.00 1,993,270
1,150 (c) California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/48
6/28 at 100.00 1,154,584

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015:
$ 400 (c) 5.125%, 7/01/35 7/25 at 100.00 $ 403,475
425 (c) 5.375%, 7/01/45 7/25 at 100.00 427,376
405 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Series 2019A, 4.000%,
10/01/29
10/27 at 100.00 398,773
California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B:
90 (c) 5.000%, 10/01/39 10/27 at 100.00 90,455
1,515 (c) 5.000%, 10/01/49 10/27 at 100.00 1,472,749
1,000 (c) 5.000%, 10/01/57 10/27 at 100.00 953,385
California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A:
1,400 5.000%, 10/01/34 9/24 at 101.00 1,400,395
465 5.000%, 10/01/44 9/24 at 101.00 458,032
3,695 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41
7/26 at 100.00 3,708,180
California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A:
1,000 (c) 5.000%, 7/01/38 7/28 at 100.00 1,014,530
1,800 (c) 5.000%, 7/01/49 7/28 at 100.00 1,804,223
California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A:
590 (c) 5.500%, 8/01/34 9/24 at 100.00 583,761
1,650 (c) 6.000%, 8/01/44 9/24 at 100.00 1,629,148
1,715 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 1,725,101
1,145 California Municipal Finance Authority, Education Revenue Bonds,
Literacy First Charter Schools Project, Series 2019A, 5.000%, 12/01/39
12/29 at 100.00 1,188,443
2,260 (c) California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/51
6/30 at 100.00 2,123,463
1,000 (c) California Municipal Finance Authority, Educational Facilities Revenue
Bonds, Westside Neighborhood School Project, Series 2024, 6.375%,
6/15/64
6/31 at 102.00 1,083,457
6,465 California Municipal Finance Authority, Revenue Bonds, American Musical
and Dramatic Academy Inc., Series 2023A, 12.250%, 7/01/53
7/33 at 100.00 6,497,472
California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A:
1,500 (c) 5.000%, 11/01/36 11/26 at 100.00 1,526,634
1,555 (c) 5.000%, 11/01/46 11/26 at 100.00 1,557,733
California Municipal Finance Authority, Revenue Bonds, Claremont
Graduate University, Refunding Series 2020B:
1,000 (c) 5.000%, 10/01/49 10/30 at 100.00 988,686
1,000 (c) 5.000%, 10/01/54 10/30 at 100.00 978,640
270 (c) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2012A,
6.625%, 1/01/32
9/24 at 100.00 269,973
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
5.250%, 1/01/45
1/25 at 100.00 3,030,191
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47, (AMT)
6/28 at 100.00 921,663
7,000 (c) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 7,185,648
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/34
8/29 at 100.00 1,045,872
California Municipal Finance Authority, Revenue Bonds, Turning Point
School, Series 2024:
1,100 (c) 5.250%, 6/01/44 6/34 at 100.00 1,104,912
1,300 (c) 5.500%, 6/01/54 6/34 at 100.00 1,304,741

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
California Municipal Finance Authority, School Facility Revenue Bonds,
Saint Mary's School-Aliso Viejo, Series 2024A:
$ 350 (c) 5.500%, 5/01/44 5/31 at 100.00 $ 363,398
435 (c) 5.750%, 5/01/54 5/31 at 100.00 453,008
2,000 (c) California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55
7/28 at 100.00 1,762,914
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 713,668
4,500 (c) California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56
1/26 at 100.00 4,018,033
1,075 (c) California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 1,082,762
California School Finance Authority Charter School Revenue Bonds, Bright
Star Schools - Obligated Group, Series 2017:
755 (c) 5.000%, 6/01/37 6/27 at 100.00 759,748
2,000 (c) 5.000%, 6/01/47 6/27 at 100.00 1,965,174
2,090 (c) 5.000%, 6/01/54 6/27 at 100.00 2,026,907
1,000 (c) California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/48
6/27 at 100.00 959,661
960 (c) California School Finance Authority Charter School Revenue Bonds,
Fenton Schools - Obligated Group, Series 2020A, 5.000%, 7/01/40
7/27 at 100.00 969,505
California School Finance Authority Charter School Revenue Bonds, John
Adams Academy Obligated Group, Series 2022A:
3,175 (c) 5.000%, 7/01/52 7/30 at 102.00 3,104,762
8,125 (c) 5.125%, 7/01/62 7/30 at 102.00 7,958,179
305 (c) California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48
8/28 at 100.00 310,237
1,000 (c) California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59
6/28 at 102.00 1,006,154
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A:
585 (c) 5.000%, 8/01/35 8/25 at 100.00 591,197
1,040 (c) 5.000%, 8/01/40 8/25 at 100.00 1,047,189
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
1,600 (c) 5.000%, 8/01/41 8/25 at 100.00 1,609,392
460 (c) 5.000%, 8/01/46 8/25 at 100.00 461,766
1,100 (c) California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/52
6/26 at 100.00 904,849
California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A:
1,000 (c) 4.000%, 6/01/41 6/31 at 100.00 849,861
500 (c) 4.000%, 6/01/61 6/31 at 100.00 369,751
2,300 (c) California School Finance Authority, California, Charter School Revenue
Bonds, Lighthouse Community Public Schools Obligated Group, Series
2022A, 6.500%, 6/01/62
6/29 at 100.00 2,406,364
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 1,317,144
1,600 (c) California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%,
6/01/58
6/26 at 100.00 1,566,666
California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A:
2,075 (c) 7.250%, 6/15/43 6/31 at 102.00 2,171,968
6,740 (c) 7.375%, 6/15/53 6/31 at 102.00 7,057,883

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
California School Finance Authority, Charter School Revenue Bonds, Arts
in Action Charter Schools - Obligated Group, Series 2020A:
$ 2,510 (c) 5.000%, 6/01/40 6/27 at 100.00 $ 2,066,607
5,550 (c) 5.000%, 6/01/50 6/27 at 100.00 4,265,857
8,200 (c) 5.000%, 6/01/59 6/27 at 100.00 6,037,687
California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A:
1,000 (c) 5.000%, 8/01/42 8/28 at 100.00 1,021,597
5,315 (c) 5.000%, 8/01/61 8/28 at 100.00 5,349,811
5,045 (c) California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/42
6/26 at 100.00 5,021,122
805 (c) California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/44
10/27 at 100.00 815,813
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
235 (c) 5.000%, 6/01/37 6/27 at 100.00 237,562
235 (c) 5.000%, 6/01/47 6/27 at 100.00 233,404
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016:
1,500 (c) 4.750%, 6/01/36 6/26 at 100.00 1,420,894
1,180 (c) 5.000%, 6/01/46 6/26 at 100.00 1,064,083
1,890 (c) California School Finance Authority, Charter School Revenue Bonds,
Envision Education, Series 2024A, 5.000%, 6/01/64
6/32 at 100.00 1,894,717
California School Finance Authority, Charter School Revenue Bonds, Ivy
Academia, Series 2021A:
1,150 (c) 4.000%, 6/01/41 6/28 at 103.00 959,386
1,500 (c) 4.000%, 6/01/51 6/28 at 103.00 1,152,037
1,000 (c) 4.000%, 6/01/61 6/28 at 103.00 728,724
675 (c) California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37
5/27 at 100.00 686,072
1,135 (c) California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55
6/27 at 100.00 1,113,241
2,475 (c) California School Finance Authority, Charter School Revenue Bonds,
Lifeline Education Charter School Project, Series 2020A, 5.000%, 7/01/55
7/28 at 100.00 2,490,238
California School Finance Authority, Charter School Revenue Bonds,
Orange County Educational Arts Academy Project, Series 2023A:
560 (c) 5.625%, 6/01/43 6/30 at 100.00 575,695
700 (c) 5.875%, 6/01/53 6/30 at 100.00 719,820
425 (c) California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023,
5.500%, 8/01/47
8/33 at 100.00 448,869
2,500 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46
6/25 at 100.00 2,476,908
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A:
950 (c) 5.125%, 6/01/47 6/26 at 100.00 950,472
1,000 (c) 5.250%, 6/01/52 6/26 at 100.00 1,001,234
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G:
990 (c) 5.000%, 6/01/37 6/27 at 100.00 998,692
925 (c) 5.000%, 6/01/53 6/27 at 100.00 905,590
3,000 (c) California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A, 4.000%,
6/01/51
6/27 at 100.00 2,348,754
605 (c) California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not Academy Obligated Group, Series 2021A,
4.000%, 6/01/31
6/27 at 100.00 576,686
3,000 (c) California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not? Academy ? Obligated Group, Series 2021A,
4.000%, 6/01/61
6/27 at 100.00 2,233,104
400 California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A, 4.000%, 6/01/41
6/31 at 100.00 334,859

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,000 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%,
6/01/60
6/28 at 100.00 $ 2,748,791
575 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020B, 5.000%,
6/01/27
No Opt. Call 558,909
1,435 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2023A, 6.000%,
6/01/63
6/31 at 100.00 1,467,536
California School Finance Authority, Charter School Revenue Bonds,
Social Bonds ?  iLead Lancaster Project, Series 2021A:
1,200 (c) 5.000%, 6/01/51 6/29 at 100.00 1,157,050
1,320 (c) 5.000%, 6/01/61 6/29 at 100.00 1,245,946
440 (c) California School Finance Authority, Charter School Revenue Bonds,
Social Bonds iLead Lancaster Project, Series 2021A, 5.000%, 6/01/41
6/29 at 100.00 437,499
California School Finance Authority, Charter School Revenue Bonds, Valley
International Preparatory High School Project, Series 2022A:
1,000 (c) 5.125%, 3/01/52 3/31 at 100.00 781,576
1,000 (c) 5.250%, 3/01/62 3/31 at 100.00 767,886
750 (c) California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Adams Campus Project, Series 2019A,
5.000%, 6/01/40
6/27 at 100.00 762,046
California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Adams Campus Project, Series 2024A:
650 (c) 5.000%, 6/01/54 6/31 at 100.00 654,017
1,700 (c) 5.000%, 6/01/64 6/31 at 100.00 1,700,833
California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A:
1,725 (c) 5.000%, 7/01/47 7/27 at 100.00 1,732,097
1,340 (c) 5.000%, 7/01/52 7/27 at 100.00 1,342,356
1,230 (c) California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2023A, 5.750%, 7/01/42
7/31 at 100.00 1,303,124
California School finance Authority, School Facility Revenue Bonds,  ICEF -
View Park Elementary and Middle Schools, Series 2014A:
575 5.625%, 10/01/34 10/24 at 100.00 575,168
1,000 5.875%, 10/01/44 10/24 at 100.00 1,000,280
520 6.000%, 10/01/49 10/24 at 100.00 520,149
California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A:
3,050 (c) 4.125%, 7/01/35 7/25 at 100.00 3,052,986
1,000 (c) 5.000%, 7/01/45 7/25 at 100.00 1,004,355
2,000 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C, 5.000%,
7/01/46
7/25 at 101.00 2,018,272
1,015 (c) California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34
11/24 at 100.00 1,017,554
1,200 (c) California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2019, 5.000%,
7/01/54
7/26 at 100.00 1,210,906
California School Finance Authority, School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2022A:
1,200 5.375%, 8/01/42 8/32 at 100.00 1,289,693
1,150 5.750%, 8/01/52 8/32 at 100.00 1,240,465
600 (c) California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34
9/24 at 100.00 600,503
725 (c) California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Refunding Series 2023A, 5.250%, 7/01/48
7/28 at 103.00 753,373
1,355 (c) California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 6.000%, 7/01/51
7/26 at 100.00 1,387,475
9,000 (d) California State University, Systemwide Revenue Bonds, Series 2024A,
4.000%, 11/01/49, (UB)
11/34 at 100.00 9,018,634

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 6,325 (c) California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/41
11/27 at 100.00 $ 6,377,890
580 University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P, 5.000%, 6/01/30
9/24 at 100.00 563,048
University of Puerto Rico, University System Revenue Bonds, Series
2006Q:
125 5.000%, 6/01/30 9/24 at 100.00 121,347
1,580 5.000%, 6/01/36 9/24 at 100.00 1,510,871
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 217,637,596
HEALTH CARE - 10.0%
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A:
3,275 5.250%, 3/01/36 3/26 at 100.00 3,290,519
3,000 5.000%, 3/01/41 3/26 at 100.00 2,989,461
9,100 5.000%, 3/01/46 3/26 at 100.00 8,911,841
4,000 (d) California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48, (UB)
11/27 at 100.00 3,869,156
4,740 (d) California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48, (UB)
8/31 at 100.00 4,741,533
2,485 (d) California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49
11/26 at 100.00 2,524,793
1,665 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.000%, 12/01/54
6/34 at 100.00 1,796,352
5,000 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/51
5/32 at 100.00 4,940,486
7,800 (d) California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hosptial at Stanford, Series 2017A, 5.000%,
11/15/56, (UB)
11/27 at 100.00 8,061,728
1,455 California Municipal Finance Authority, Revenue Bonds, Clinicas del
Camino Real, Inc., Series 2020, 4.000%, 3/01/28
No Opt. Call 1,431,802
2,000 (c) California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%, 12/01/46
12/30 at 100.00 1,970,724
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A:
5,480 5.250%, 11/01/41 11/26 at 100.00 5,497,162
8,200 5.000%, 11/01/47 11/26 at 100.00 8,208,093
1,000 5.250%, 11/01/47 11/26 at 100.00 1,000,370
1,565 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 1,674,790
16,700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 16,724,577
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
2,055 (c) 5.000%, 12/01/41 6/26 at 100.00 2,083,226
2,280 (c) 5.250%, 12/01/56 6/26 at 100.00 2,306,192
315 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48
6/28 at 100.00 324,183
16,250 (d) California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2024A, 5.250%, 12/01/54, (UB)
12/34 at 100.00 18,199,321
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A:
18 (e),(f) 5.750%, 10/01/24 1/22 at 100.00 17,501
10 (e),(f) 5.750%, 7/01/30 1/22 at 100.00 10,131
11 (e),(f) 5.750%, 7/01/35 1/22 at 100.00 10,945
46 (e),(f) 5.500%, 7/01/39 1/22 at 100.00 45,751
1 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 912

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
$ 6,100 Oroville, California, Revenue Bonds, Oroville Hospital Series 2019,
5.250%, 4/01/54
4/29 at 100.00 $ 4,531,442
1,500 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017, 4.000%, 11/01/47
11/27 at 100.00 1,217,738
Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016:
2,245 5.000%, 11/01/36 11/26 at 100.00 2,221,921
4,790 5.000%, 11/01/39 11/26 at 100.00 4,653,186
200 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 202,023
TOTAL HEALTH CARE 113,457,859
HOUSING/MULTIFAMILY - 16.0%
9,185 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 6,404,216
1,000 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Series 2021A-1,
3.000%, 2/01/57
8/32 at 100.00 647,903
8,750 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47
8/31 at 100.00 7,250,856
4,000 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50
8/32 at 100.00 3,247,488
13,145 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56
8/31 at 100.00 7,968,454
21,640 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 16,454,982
11,960 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50
8/32 at 100.00 9,422,992
5,880 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50
8/30 at 100.00 5,795,704
16,500 (c) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 14,278,445
1,000 California Housing Finance Agency, California, Multifamily Housing
Revenue Bonds, Power Station Block 7B, Limited Obligation Senior Series
2024L, 5.200%, 12/01/27
6/27 at 100.00 1,011,128
1,585 (c) California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37
3/31 at 100.00 1,368,287
59 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 61,730
8,405 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 8,882,380
2,375 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 1,999,012
2,980 (c) California Municipal Finance Authority, Revenue Bonds, Catalyst Impact
Fund 1 LLC Series 2024-II, 7.000%, 1/01/39
1/34 at 100.00 3,190,179
California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A:
1,335 (c) 5.500%, 7/01/50 7/33 at 105.00 1,398,237
1,715 (c) 6.000%, 7/01/53 7/33 at 105.00 1,836,695
450 (c) California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52
7/29 at 100.00 456,860
California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A:
4,600 (c) 5.000%, 6/01/36 6/26 at 100.00 4,674,156
2,090 (c) 5.000%, 6/01/46 6/26 at 100.00 2,100,233

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HOUSING/MULTIFAMILY (continued)
$ 6,885 (c) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56
4/31 at 100.00 $ 5,530,535
1,000 (c) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56
4/31 at 100.00 780,708
2,500 (c) CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 3.250%, 2/01/57
2/32 at 100.00 1,896,372
1,000 (c) CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56
8/31 at 100.00 721,714
2,905 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien Series
2021B, 4.000%, 4/01/57
4/32 at 100.00 2,219,263
11,580 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 9,464,404
9,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46
10/31 at 100.00 7,558,686
3,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 2,694,371
5,715 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56
7/31 at 100.00 4,483,121
20,010 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56
10/31 at 100.00 15,312,879
9,360 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.125%, 7/01/56
7/32 at 100.00 6,578,502
2,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58
7/32 at 100.00 1,423,440
4,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56
9/31 at 100.00 3,202,883
2,110 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56
12/31 at 100.00 1,613,699
2,500 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56
7/31 at 100.00 2,055,631
2,625 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58
4/32 at 100.00 1,887,426
5,050 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 3,146,341
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 1,579,521
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 1,438,688
6,155 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 4,428,566
1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/36
9/25 at 100.00 1,011,425
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana
Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49
9/24 at 100.00 315,176
2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue
Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments,
Series 2015, 5.250%, 6/01/45
6/25 at 100.00 2,050,106

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HOUSING/MULTIFAMILY (continued)
$ 400 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
9/24 at 100.00 $ 400,026
455 (c),(e) Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46
9/24 at 100.00 295,750
TOTAL HOUSING/MULTIFAMILY 180,539,170
LONG-TERM CARE - 1.7%
California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A:
4,700 (c) 5.000%, 11/01/34 11/24 at 100.00 4,701,044
8,825 (c) 5.250%, 11/01/44 11/24 at 100.00 8,823,683
5,385 (c) 5.375%, 11/01/49 11/24 at 100.00 5,366,172
TOTAL LONG-TERM CARE 18,890,899
TAX OBLIGATION/GENERAL - 10.7%
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call 1,051,524
1,205 Jamul Dulzura Union School District, San Diego County, California,
General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28
- NPFG Insured
No Opt. Call 1,063,190
650 (d),(g) Newman-Crows Landing Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election, Series 2010B,
0.000%, 8/01/49 - AGM Insured
No Opt. Call 581,420
2,000 Northern Inyo County Local Hospital District, California, General
Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 - AGC
Insured
No Opt. Call 1,108,286
5,000 (d) Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020, Series 2023A, 5.250%, 8/01/48 - AGM
Insured, (UB)
8/33 at 100.00 5,627,220
5,000 (d) Oxnard School District, Ventura County, California, General Obligation
Bonds, Election of 2022 Series 2023A, 4.125%, 8/01/50 - BAM Insured,
(UB)
8/33 at 100.00 5,023,012
1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series
2010A, 0.000%, 9/01/34
No Opt. Call 974,263
9,470 (d) Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/44, (UB)
8/26 at 100.00 9,350,467
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
2,000 0.000%, 7/01/33 7/31 at 89.94 1,347,955
11,187 4.000%, 7/01/41 7/31 at 103.00 10,633,025
14,952 4.000%, 7/01/46 7/31 at 103.00 13,883,445
5,750 (d) San Diego Public Facilities Financing Authority, California, Lease Revenue
Bonds, Capital Improvement Projects, Series 2021A, 4.000%, 10/15/50,
(UB)
10/30 at 100.00 5,708,656
10,000 (d) San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
7/27 at 100.00 10,003,940
5,000 (d) San Luis Coastal Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election of 2022 Series 2023A,
4.000%, 8/01/53, (UB)
8/32 at 100.00 4,937,631
Santa Ana Unified School District, Orange County, California, General
Obligation Bonds, 2018 Election Series 2022C:
3,045 (d) 4.000%, 8/01/44, (UB) 8/32 at 100.00 3,089,880
5,680 (d) 4.000%, 8/01/45, (UB) 8/32 at 100.00 5,753,506
17,585 (d) 4.250%, 8/01/50, (UB) 8/32 at 100.00 17,829,404
500 Selma Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49 - AGM
Insured
8/30 at 100.00 399,854
12,460 (d) Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%, 8/01/45,
(UB)
8/25 at 100.00 12,201,076

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 10,100 (d) West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Election 2012, Series 2015B,
4.000%, 8/01/54, (UB)
8/25 at 100.00 $ 9,939,725
TOTAL TAX OBLIGATION/GENERAL 120,507,479
TAX OBLIGATION/LIMITED - 30.4%
1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 1,007,317
Alameda Community Facilities District No. 22-1, California, Alameda
Marina, Special Tax Bonds, Green Series 2023:
850 5.000%, 9/01/48 9/29 at 103.00 873,958
1,250 5.000%, 9/01/53 9/29 at 103.00 1,292,115
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C:
330 0.000%, 9/01/28 - AGM Insured No Opt. Call 295,676
240 0.000%, 9/01/30 - AGM Insured No Opt. Call 202,252
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call 3,258,214
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call 1,384,683
2,580 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 2,598,877
Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series 2023:
660 5.000%, 9/01/48 9/29 at 103.00 688,026
875 5.000%, 9/01/53 9/29 at 103.00 904,481
Beaumont, California, Special Tax Bonds, Community Facilities District
2016-1 Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 309,785
400 5.000%, 9/01/49 9/25 at 103.00 410,726
1,115 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 17C, Series 2018, 5.000%, 9/01/48
9/25 at 103.00 1,145,629
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 1,924,781
1,500 Brea Redevelopment Agency, Orange County, California, Tax Allocation
Bonds, Project Area AB, Series 2003, 0.000%, 8/01/28 - AMBAC Insured
No Opt. Call 1,323,973
1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 1,700,788
4,095 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call 2,893,249
California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2021A:
1,095 4.000%, 9/01/46 9/28 at 103.00 1,013,234
1,505 4.000%, 9/01/51 9/28 at 103.00 1,352,628
3,990 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022C, 6.250%, 9/01/52
9/29 at 103.00 4,323,056
3,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022D, 6.125%, 9/01/52
9/29 at 103.00 3,233,975
1,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2024A, 5.125%, 9/01/54
9/30 at 103.00 1,035,849
1,070 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2024B, 5.000%, 9/01/49
9/31 at 103.00 1,119,461
1,000 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-06, Series 2022B, 6.000%, 9/01/52
9/29 at 103.00 1,080,877
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series 2022,
5.250%, 9/01/52
9/29 at 103.00 2,271,626
California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2023-11 Improvement Area A Hesperia
Silverwood, Series 2024:
340 5.000%, 9/01/49 9/31 at 103.00 355,717
800 5.000%, 9/01/54 9/31 at 103.00 831,058

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2023-5, Improvement Area 1 Series 2023:
$ 400 5.250%, 9/01/43 9/30 at 103.00 $ 430,356
1,060 5.625%, 9/01/53 9/30 at 103.00 1,146,772
345 California Statewide Communities Development Authority, Special
Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project,
Refunding Series 2015, 5.000%, 9/01/37
9/25 at 100.00 349,352
California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center,
Series 2013A:
945 5.000%, 9/01/33 9/24 at 100.00 946,052
2,000 5.125%, 9/01/42 9/24 at 100.00 2,001,458
3,420 California Statewide Communities Development Authority, Special
Tax Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 3,493,525
2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
5.625%, 9/01/45
9/25 at 100.00 2,533,350
3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 3,087,678
5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 5,400,045
1,200 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2018-02, McSweeny, Improvement
Area 1 Series 2023, 5.250%, 9/01/53
9/30 at 103.00 1,263,824
340 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 2 Atwell,
Series 2022, 5.250%, 9/01/52
9/32 at 100.00 358,740
California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 3 Atwell,
Series 2024:
475 5.000%, 9/01/49 9/30 at 103.00 495,166
650 5.000%, 9/01/54 9/30 at 103.00 673,186
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series 2021-
01, 4.000%, 9/01/51
9/31 at 100.00 1,791,855
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-02 Citro, Series 2023, 5.000%,
9/01/53
9/30 at 103.00 2,092,330
1,635 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2022-07, Improvement Area Number
1, Watson Ranch, Series 2023, 5.000%, 9/01/53
9/30 at 103.00 1,701,840
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Refunding Series
2015R-1:
3,510 5.000%, 9/02/35 9/25 at 100.00 3,558,848
1,120 5.000%, 9/02/40 9/25 at 100.00 1,130,465
465 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
9/24 at 100.00 464,962
2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A,
5.000%, 9/02/43
9/24 at 100.00 2,276,371
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%,
9/02/44
9/24 at 100.00 2,061,163
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A,
5.000%, 9/02/45
9/26 at 100.00 2,275,679

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016B:
$ 1,690 5.000%, 9/02/36 9/26 at 100.00 $ 1,732,984
3,310 5.000%, 9/02/46 9/26 at 100.00 3,355,135
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A,
5.000%, 9/02/46
9/27 at 100.00 490,569
375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%,
9/02/47
9/27 at 100.00 384,875
920 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B, 5.000%,
9/02/48
9/28 at 100.00 938,510
725 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2019C,
5.000%, 9/02/44
9/29 at 100.00 749,043
850 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2020A,
4.000%, 9/02/50
9/30 at 100.00 756,523
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2022C:
1,495 5.125%, 9/02/42 9/32 at 100.00 1,549,869
1,990 5.375%, 9/02/52 9/32 at 100.00 2,098,498
3,965 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/40
9/30 at 100.00 3,826,453
1,085 Cathedral City Public Financing Authority, California, Tax Allocation Bonds,
Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 - NPFG
Insured
No Opt. Call 786,246
740 Chino, California, Special Tax Bonds, Community Facilities District 2003-3
Improvement Area 10, Series 2024., 5.000%, 9/01/54
9/31 at 103.00 766,319
Chula Vista, California, Special Tax Bonds, Community Facilities District
16-I Millenia Improvement Area 1, Series 2018:
895 5.000%, 9/01/43 9/25 at 103.00 926,504
1,115 5.000%, 9/01/48 9/25 at 103.00 1,145,629
320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/47
9/27 at 100.00 326,609
Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008:
315 5.250%, 9/01/27 - AMBAC Insured 9/24 at 100.00 315,293
210 5.000%, 9/01/32 - AMBAC Insured 9/24 at 100.00 210,103
670 Corona, California, Special Tax Bonds, Community Facilities District
2002-1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%,
9/01/37
3/25 at 103.00 694,383
Corona, California, Special Tax Bonds, Community Facilities District 2018-1
Bedford, Series 2018A:
2,155 5.000%, 9/01/43 3/25 at 103.00 2,216,660
1,250 5.000%, 9/01/48 3/25 at 103.00 1,278,743
345 Corona, California, Special Tax Bonds, Community Facilities District 2018-
2 Sierra Bella, Series 2022A, 5.000%, 9/01/51
9/29 at 103.00 362,306
Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 2, Series 2024:
625 5.000%, 9/01/46 9/31 at 103.00 657,110
1,000 5.000%, 9/01/54 9/31 at 103.00 1,038,823
Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds,  Improvement Area 4, Series 2022:
1,000 5.500%, 9/01/47 9/29 at 103.00 1,073,073
1,000 5.500%, 9/01/51 9/29 at 103.00 1,069,763
1,250 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds,  Improvement Area 5, Series 2023, 5.375%, 9/01/51
9/29 at 103.00 1,311,360
6,300 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/39
9/26 at 103.00 6,616,043

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 250 El Dorado County, California, Special Tax Bonds, Community Facilities
District 2005-2, Series 2006, 5.100%, 9/01/36
3/25 at 100.00 $ 251,873
Elsinore Valley Municipal Water District, California, Special Tax Bonds,
Community Facilities District 2020-1 Horsethief Area 1A, Series 2021A:
1,685 (c) 4.000%, 9/01/41 9/28 at 103.00 1,583,449
1,245 (c) 4.000%, 9/01/51 9/28 at 103.00 1,087,802
Elsinore Valley Municipal Water District, California, Special Tax Bonds,
Community Facilities District 2020-1 Horsethief Improvement Area 2A,
Series 2021A:
1,565 (c) 4.000%, 9/01/41 9/28 at 103.00 1,470,681
2,325 (c) 4.000%, 9/01/51 9/28 at 103.00 2,034,609
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
3/25 at 100.00 437,878
Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 20 Russell Ranch, Series 2020:
1,250 5.125%, 9/01/47 9/29 at 103.00 1,310,694
1,300 5.125%, 9/01/52 9/29 at 103.00 1,356,361
1,075 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement Area
1, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 992,766
4,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement Area
1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 4,140,124
Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement Area
2, Series 2024:
400 5.000%, 9/01/49 9/30 at 103.00 416,982
460 5.000%, 9/01/53 9/30 at 103.00 477,078
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2022, 5.000%, 9/01/52
9/29 at 103.00 1,035,031
Folsom, California, Special Tax Bonds, Community Facilities District 16
Islands at Parkshore Improvement Area 1, Series 2018:
500 4.000%, 9/01/43 9/24 at 103.00 475,240
1,545 4.000%, 9/01/48 9/24 at 103.00 1,412,193
Fontana, California,  Special Tax Bonds, Community Facilities District 106,
Mountain View, Series 2022:
375 4.250%, 9/01/38 9/29 at 103.00 379,790
500 4.500%, 9/01/43 9/29 at 103.00 505,458
4,040 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 4,196,277
Hemet Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2021-7, Series 2023:
1,000 5.000%, 9/01/43 9/30 at 103.00 1,063,502
1,000 5.000%, 9/01/53 9/30 at 103.00 1,042,387
375 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
9/24 at 100.00 375,271
1,030 Imperial, California, Special Tax Bonds, Community Facilities District 2005-
1 Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 1,043,483
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
9/24 at 100.00 155,384
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 3,404,730
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
3/25 at 100.00 1,231,344
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 950,333
475 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area KK, Series 2021, 4.000%, 9/01/42
9/28 at 103.00 455,438

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 600 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement
Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 $ 611,040
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019:
595 5.650%, 9/01/38 9/26 at 103.00 617,456
945 5.750%, 9/01/43 9/26 at 103.00 972,749
Lee Lake Public Financing Authority, California, Junior Lien Revenue
Bonds, Series 2013B:
775 5.125%, 9/01/28 9/24 at 100.00 775,988
390 5.250%, 9/01/32 9/24 at 100.00 390,492
Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1
Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 925,636
1,815 5.000%, 9/01/43 9/24 at 100.00 1,816,011
1,750 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/47
9/29 at 103.00 1,842,051
8,660 Madera County, California, Special Tax Bonds, Community Facilities
District 2021-1 Tesoro Viejo II Improvement Area 1, Series 2022, 5.750%,
9/01/53
9/29 at 103.00 8,824,490
2,022 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004, 0.000%, 9/15/33 - NPFG Insured
No Opt. Call 1,485,017
450 Marina Redevelopment Agency Successor Agency, California, Housing
Tax Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 468,083
3,000 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 3,128,339
Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2006-1, Series 2014:
500 4.125%, 9/01/39 3/25 at 100.00 499,426
500 4.250%, 9/01/44 3/25 at 100.00 488,385
500 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 468,223
Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 7, Series
2021:
1,325 5.125%, 9/01/47 9/29 at 103.00 1,391,158
2,000 5.250%, 9/01/52 9/29 at 103.00 2,107,480
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%, 9/01/47
3/25 at 103.00 1,021,781
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2016-1, Improvement Area B, Series
2022, 4.625%, 9/01/52
9/29 at 103.00 1,000,069
750 Menifee, California, Special Tax Bonds, Community Facilities District 2021-
1, Banner Park Series 2023A, 5.000%, 9/01/53
9/29 at 103.00 775,269
Menifee, California, Special Tax Bonds, Community Facilities District 2022-
1, Quartz Ranch Series 2023A:
700 5.000%, 9/01/48 9/30 at 103.00 732,772
1,000 5.000%, 9/01/53 9/30 at 103.00 1,037,126
835 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
3/25 at 100.00 835,904
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 993,066
1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 1,019,930
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-
5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 845,014

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005:
$ 980 (e) 1.908%, 9/01/28 3/25 at 100.00 $ 254,925
2,927 (e) 1.943%, 9/01/36 3/25 at 100.00 760,912
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District
2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 1,288,069
1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28
New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
3/25 at 103.00 1,224,783
845 Ontario, California, Special Tax Bonds, Community Facilities District 55
Parklane Facilities, Series 2022, 5.000%, 9/01/53
9/29 at 103.00 873,470
Orange County, California, Special Tax Bonds, Community Facilities
District 2021-1 Rienda, Series 2022A:
350 5.000%, 8/15/42 8/29 at 103.00 372,600
3,400 5.000%, 8/15/47 8/29 at 103.00 3,547,584
500 Orange County, California, Special Tax Bonds, Community Facilities
District 2023-1 Rienda Phase 2B, Series 2023A, 5.500%, 8/15/53
8/31 at 102.00 538,953
Palm Desert, California, Special Tax Bonds, Community Facilities District
2021-1 University Park, Series 2021:
275 3.000%, 9/01/31 9/28 at 103.00 257,302
1,340 4.000%, 9/01/51 9/28 at 103.00 1,178,144
1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%,
12/01/30 - AMBAC Insured
No Opt. Call 1,013,266
2,990 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%, 8/01/27
- AMBAC Insured
No Opt. Call 2,735,333
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.750%, 7/01/53
7/28 at 100.00 2,977,498
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
4,645 4.329%, 7/01/40 7/28 at 100.00 4,593,864
2,610 4.536%, 7/01/53 7/28 at 100.00 2,503,651
2,670 4.784%, 7/01/58 7/28 at 100.00 2,641,991
1,200 Rancho Cardova, California, Special Tax Bonds, Community Facilities
District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,211,764
1,590 Rancho Cordova, California, Special Tax Bonds, Communities Facilities
District 2014-1 Montelena, Series 2022, 5.000%, 9/01/42
9/28 at 103.00 1,669,164
Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2022-1 Arista Del Sol, Improvement Area 1 Series 2023:
250 5.000%, 9/01/38 9/29 at 103.00 268,302
525 5.125%, 9/01/43 9/29 at 103.00 556,704
1,300 5.375%, 9/01/53 9/29 at 103.00 1,376,238
1,400 Rancho Mirage, California, Special Tax Bonds, Community Facilities
District 5 Section 31, Improvement Area 1 Series 2024A, 5.000%, 9/01/54
9/34 at 100.00 1,454,352
Redwood City Redevelopment Agency, California, Tax Allocation Bonds,
Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call 1,514,965
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call 1,017,590
1,185 Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-
1 Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 1,213,179
1,185 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 1,201,204
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2:
1,000 5.000%, 9/01/42 9/29 at 103.00 1,041,994
1,525 5.250%, 9/01/47 9/29 at 103.00 1,590,888
2,015 5.000%, 9/01/52 9/29 at 103.00 2,047,655
1,000 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2019-1 Phase 2 Public Improvements, Series
2019, 4.000%, 9/01/46
9/26 at 103.00 887,027

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,295 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/26 - NPFG Insured
No Opt. Call $ 1,226,753
2,115 Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30
3/25 at 100.00 2,132,343
Riverside County, California, Special Tax Bonds, Community Facilities
District 07-2 Clinton Keith, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 1,024,781
535 5.000%, 9/01/45 9/27 at 100.00 546,312
Rocklin Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 2, Series 2007:
1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call 717,520
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call 789,317
815 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 825,287
935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call 693,759
2,635 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013,
5.000%, 9/01/43
9/24 at 100.00 2,636,628
Roseville, California, Special Tax Bonds, Community Facilities District 1
Creekview Improvement Area 2, Series 2023:
480 5.000%, 9/01/43 9/29 at 103.00 504,952
1,500 5.250%, 9/01/53 9/29 at 103.00 1,575,491
1,050 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46
9/26 at 100.00 1,070,811
Roseville, California, Special Tax Bonds, Community Facilities District 1
Ranch at Sierra Vista, Public Facilities Series 2023:
1,000 5.000%, 9/01/43 9/30 at 103.00 1,057,346
1,150 5.000%, 9/01/53 9/30 at 103.00 1,192,694
625 Roseville, California, Special Tax Bonds, Community Facilities District 1
Villages at Sierra Vista, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 599,642
1,100 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westbrook, Series 2014, 5.000%, 9/01/34
9/24 at 100.00 1,101,017
1,500 (c) Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 1,524,233
2,755 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 2,851,510
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 232,982
1,510 (c),(d) Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-
XG0100, 10.967%, 12/01/33 - AMBAC Insured, (IF)
No Opt. Call 2,565,630
Sacramento City Financing Authority, California, Tax Allocation Revenue
Bonds, Merged Downtown Sacramento and Oak Park Projects, Series
2005A:
4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call 3,386,514
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call 3,363,350
250 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/25 at 100.00 252,797
1,600 (c) Sacramento, California, Special Tax Bonds, Community Facilities District
2018-01 Railyards, Improvements Series 2022, 5.375%, 9/01/52
9/29 at 103.00 1,679,553
Sacramento, California, Special Tax Bonds, North Natomas Community
Facilities District 7, Series 2017-01:
710 (c) 5.000%, 9/01/37 9/24 at 103.00 731,903
1,900 (c) 5.000%, 9/01/47 9/24 at 103.00 1,938,169
428 (e) Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 2.100%, 12/31/26
No Opt. Call 18,832
1,485 San Bernardino Community Facilities District Number 2020-1, California,
Special Tax Bonds, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 1,415,923
360 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call 377,870

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 550 San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series
2015, 5.000%, 9/01/40
9/25 at 100.00 $ 555,018
San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Facilities Increment Series 2023A:
905 (c) 5.000%, 9/01/43 9/33 at 100.00 914,344
1,525 (c) 5.500%, 9/01/53 9/33 at 100.00 1,564,843
1,500 (c) San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Housing Increment Series 2022B, 5.000%, 9/01/52
9/32 at 100.00 1,494,636
805 San Francisco City and County Redevelopment Agency Successor
Agency, California, Special Tax Bonds, Community Facilities District 7,
Hunters Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
2/25 at 100.00 808,378
1,250 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Series 2014A, 5.000%, 8/01/43
9/24 at 100.00 1,250,708
12,610 (c) San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43
9/24 at 39.45 4,959,741
1,450 (c) San Francisco City and County Special Tax District 2020-1, California,
Special Tax Bonds, Mission Rock Facilities and Services, Series 2023B,
5.750%, 9/01/53
9/30 at 103.00 1,578,130
1,000 (c) San Francisco City and County Special Tax District 2020-1, California,
Special Tax Bonds, Mission Rock Facilities and Services, Shoreline Tax
Zone 1 Series 2023C, 5.750%, 9/01/53
9/30 at 103.00 1,083,945
11,755 (d) San Francisco City and County, California, Certificates of Participation, 49
South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/45,
(UB)
4/27 at 100.00 11,753,883
3,900 (c) San Francisco City and County, California, Development Special Tax
Bonds, Mission Rock Facilities and Services Special Tax District 2020-1,
Series 2021C, 4.000%, 9/01/51
9/28 at 103.00 3,488,619
San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2014-1 Transbay Transit Center, Green Series 2022A:
1,000 (d) 5.000%, 9/01/42, (UB) 9/32 at 100.00 1,079,783
1,735 (d) 5.000%, 9/01/47, (UB) 9/32 at 100.00 1,848,070
1,150 (d) 5.000%, 9/01/52, (UB) 9/32 at 100.00 1,214,012
2,900 San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 1, Series 2020,
4.000%, 9/01/50
9/27 at 103.00 2,648,645
San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2023A:
965 (c) 5.250%, 9/01/48 9/30 at 103.00 1,019,876
2,050 (c) 5.500%, 9/01/53 9/30 at 103.00 2,201,262
5,000 Stockton, California, Special Tax Revenue Bonds, Community Facilities
District 19-1, Cannery Park II, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 5,175,154
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 1,367,137
5,400 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2014-1, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 5,188,980
2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 2,016,767
1,045 (c) Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47
9/27 at 100.00 1,095,459
1,750 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2023A, 5.000%, 9/01/49
9/29 at 103.00 1,817,406
400 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1, Series 2014,
4.250%, 9/01/44
3/25 at 100.00 387,610

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,195 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/49
9/25 at 103.00 $ 1,215,628
2,700 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 2, Series 2023, 5.875%, 9/01/53
9/29 at 103.00 2,926,265
1,000 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area 2 Series
2023, 5.000%, 9/01/54
9/29 at 103.00 1,032,374
700 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-1, Series
2013, 5.000%, 9/01/43
9/24 at 100.00 700,264
1,000 (c) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39
10/24 at 100.00 956,062
West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015:
350 5.250%, 9/01/35 9/25 at 100.00 355,981
785 5.250%, 9/01/45 9/25 at 100.00 793,398
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 2,855,321
5,605 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 5,692,408
1,890 Westside Union School District, California, Special Tax Bonds, Community
Facilities District 2016-1 Improvement Area B, Series 2023, 5.250%,
9/01/52
9/29 at 103.00 1,921,577
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/47
9/26 at 100.00 1,466,672
1,855 Woodland, California, Special Tax Bonds, Community Facilities District
2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%,
9/01/45
9/26 at 100.00 1,758,730
290 (e) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27
9/24 at 100.00 121,800
TOTAL TAX OBLIGATION/LIMITED 343,557,743
TRANSPORTATION - 9.7%
10,285 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 10,316,219
10,845 (d) Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB)
1/31 at 100.00 10,555,089
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/37 - AGM Insured
No Opt. Call 3,230,112
2,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%,
1/15/53 - AGM Insured
7/27 at 100.00 2,444,086
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 258,204
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 412,333
10,000 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT), (UB)
11/27 at 100.00 10,231,708
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B:
6,680 5.000%, 7/01/53, (AMT) 7/33 at 100.00 7,028,295
10,000 (d) 5.250%, 7/01/58, (AMT), (UB) 7/33 at 100.00 10,688,795
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B:
5,000 (d) 5.000%, 7/01/51, (AMT), (UB) 7/31 at 100.00 5,185,964
13,330 5.000%, 7/01/56, (AMT) 7/31 at 100.00 13,778,168
20,000 (d) San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.750%,
5/01/48, (AMT), (UB)
5/33 at 100.00 22,422,914

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
$ 5,165 (d) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT), (UB)
5/28 at 100.00 $ 5,244,867
200 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/49
1/25 at 100.00 200,991
50 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/31 - NPFG Insured
No Opt. Call 40,298
6,650 (d) San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
4.000%, 3/01/42 - BAM Insured, (AMT), (UB)
3/27 at 100.00 6,444,743
1,200 (c) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT)
10/29 at 104.00 1,166,977
TOTAL TRANSPORTATION 109,649,763
U.S. GUARANTEED - 0.2% (h)
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 1,653,096
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
40 (c) 5.000%, 8/01/46, (Pre-refunded 8/01/25) 8/25 at 100.00 40,853
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
265 (c) 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 279,303
265 (c) 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 279,304
TOTAL U.S. GUARANTEED 2,252,556
UTILITIES - 17.8%
27,110 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory Put
8/01/31), (UB)
5/31 at 100.63 27,578,222
11,000 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023E-1, 5.000%, 2/01/54, (Mandatory Put
3/01/31), (UB)
12/30 at 100.16 11,821,043
17,780 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30), (UB)
8/30 at 100.12 19,777,626
44,950 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30), (UB)
1/30 at 100.19 48,485,965
50,000 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32), (UB)
1/32 at 100.21 54,171,655
1,100 (c) California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT), 5.000%, 11/21/45, (AMT)
7/33 at 100.00 1,170,970
25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call 26,948
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call 64,869
360 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call 379,999
3,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 3,057,473
5 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37
7/31 at 100.00 5,256
8,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
9/24 at 100.00 2,649,742
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call 1,127,001

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD:
$ 1,030 (e) 3.625%, 1/01/26 No Opt. Call $ 377,097
1,000 (e) 5.000%, 1/01/26 No Opt. Call 346,213
85 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 1/01/26
No Opt. Call 28,916
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA:
3,000 (e) 5.250%, 7/01/27 9/24 at 100.00 1,024,570
1,020 (e) 5.250%, 7/01/31 9/24 at 100.00 351,242
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ:
275 (e) 5.250%, 7/01/25 9/24 at 100.00 95,986
1,695 (e) 5.000%, 1/01/26 No Opt. Call 597,469
165 (e) 5.000%, 1/01/26 No Opt. Call 57,133
1,000 (e) 5.250%, 7/01/26 9/24 at 100.00 356,223
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
2,925 (e) 5.050%, 1/01/26 7/23 at 100.00 1,022,816
1,415 (e) 4.800%, 7/01/29 9/24 at 100.00 499,736
2,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 5.400%, 7/01/28
9/24 at 100.00 686,468
25 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding Series
2005SS, 4.625%, 7/01/30
9/24 at 100.00 9,018
1,950 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT,
5.000%, 7/01/32
9/24 at 100.00 674,139
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW:
915 (e) 5.375%, 1/01/26 0 at 100.00 313,168
1,000 (e) 5.250%, 7/01/33 9/24 at 100.00 345,024
295 (e) 5.500%, 7/01/38 9/24 at 100.00 100,552
500 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA,
5.250%, 7/01/24
7/24 at 100.00 171,004
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC:
135 (e) 5.000%, 7/01/24 7/24 at 100.00 46,746
200 (e) 4.800%, 7/01/27 9/24 at 100.00 72,799
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX:
1,445 (e) 4.625%, 7/01/25 9/24 at 100.00 511,101
95 (e) 5.250%, 7/01/26 9/24 at 100.00 32,782
1,000 (e) 5.250%, 7/01/35 9/24 at 100.00 350,603
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A:
220 (e) 7.250%, 7/01/30 9/24 at 100.00 71,430
4,430 (e) 6.750%, 7/01/36 9/24 at 100.00 1,461,110
5,385 (e) 5.000%, 7/01/42 9/24 at 100.00 1,970,628
2,380 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE, 5.950%, 7/01/30
9/24 at 100.00 798,613
San Joaquin County, California, Revenue Bonds, CSA County Service Area
31, Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 1,275,956
1,500 5.000%, 8/01/42 8/28 at 100.00 1,520,556
6,135 (d) Southern California Public Power Authority, California, Revenue Bonds,
Clean Energy Project Revenue Bonds, Series 2024A, 5.000%, 4/01/55,
(Mandatory Put 9/01/30), (UB)
6/30 at 100.24 6,607,807
Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A:
1,000 5.000%, 11/01/29 No Opt. Call 1,053,645
220 5.000%, 11/01/33 No Opt. Call 234,043
2,190 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 9/03/24
No Opt. Call 2,190,000
150 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 9/03/24
No Opt. Call 150,000

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

See Notes to Financial Statements
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 5,020 (d) West County Facilities Financing Authority, California, Wastewater
Revenue Bonds, Green Series 2021, 4.000%, 6/01/46, (UB)
6/31 at 100.00 $ 5,003,160
TOTAL UTILITIES 200,724,522
TOTAL MUNICIPAL BONDS
(cost $1,339,960,596) 1,339,892,304
TOTAL LONG-TERM INVESTMENTS
(cost $1,339,960,596) 1,339,892,304
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.6%
X 52,425,000
REPURCHASE AGREEMENTS - 4.6%   X 52,425,000
$ 52,425 (i) Fixed Income Clearing Corporation 5.290% 9/03/24 $ 52,425,000
TOTAL REPURCHASE AGREEMENTS
(cost $52,425,000) 52,425,000
TOTAL SHORT-TERM INVESTMENTS
(cost $52,425,000) 52,425,000
TOTAL INVESTMENTS
(cost $1,392,385,596) - 123.3% 1,392,317,304
FLOATING RATE OBLIGATIONS - (26.0)%   (293,085,000)
OTHER ASSETS & LIABILITIES, NET - 2.7% 29,869,448
NET ASSETS - 100% $ 1,129,101,752
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $400,763,124 or 28.8% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Agreement with Fixed Income Clearing Corporation, 5.290% dated 8/30/24 to be repurchased at $52,455,814 on 9/3/24, collateralized by
Government Agency Securities, with coupon rate 4.125% and maturity date 7/31/31, valued at $53,473,557.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Nuveen California Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.0%
X
1,708,957,886
MUNICIPAL BONDS - 98.0%   X 1,708,957,886
CONSUMER STAPLES - 0.0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 $ 345,682
TOTAL CONSUMER STAPLES 345,682
EDUCATION AND CIVIC ORGANIZATIONS - 6.6%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/45
4/25 at 100.00 5,020,709
3,000 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 3,041,939
California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Series 2023:
2,040 5.000%, 11/01/43 11/33 at 100.00 2,258,261
3,240 4.250%, 11/01/48 11/33 at 100.00 3,218,235
2,435 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Green Series 2021B,
4.000%, 5/01/41
11/31 at 100.00 2,430,174
3,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation, Series
2020, 4.000%, 7/01/50
7/30 at 100.00 2,890,578
500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
9/24 at 101.00 493,081
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
5.000%, 1/01/35
1/25 at 100.00 1,125,703
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A:
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 7,921,690
6,980 5.000%, 12/31/47, (AMT) 6/28 at 100.00 7,072,066
California School Finance Authority Charter School Revenue Bonds, Bright
Star Schools - Obligated Group, Series 2017:
555 (c) 5.000%, 6/01/27 No Opt. Call 560,822
250 (c) 5.000%, 6/01/54 6/27 at 100.00 242,453
2,935 (c) California School Finance Authority Charter School Revenue Bonds,
Fenton Schools - Obligated Group, Series 2020A, 5.000%, 7/01/50
7/27 at 100.00 2,945,536
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A:
1,045 (c) 5.000%, 8/01/40 8/25 at 100.00 1,052,223
1,100 (c) 5.000%, 8/01/45 8/25 at 100.00 1,104,709
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
450 (c) 5.000%, 8/01/36 8/25 at 100.00 454,290
460 (c) 5.000%, 8/01/46 8/25 at 100.00 461,766
815 (c) California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A, 5.000%,
8/01/52
8/28 at 100.00 822,916
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
235 (c) 5.000%, 6/01/47 6/27 at 100.00 233,403
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016:
410 (c) 5.000%, 6/01/46 6/26 at 100.00 369,724
500 (c) 5.000%, 6/01/51 6/26 at 100.00 439,790
375 (c) California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37
5/27 at 100.00 381,151

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 550 (c) California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023,
5.500%, 8/01/43
8/33 at 100.00 $ 586,244
285 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36
6/25 at 100.00 285,971
280 (c) California School Finance Authority, Charter School Revenue Bonds, Stem
Preparatory Schools Obligated Group, Series 2023A, 5.000%, 6/01/43
6/31 at 100.00 288,755
750 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 753,267
830 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%,
7/01/46
7/25 at 100.00 833,348
5,235 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C, 5.250%,
7/01/52
7/25 at 101.00 5,290,550
680 (c) California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A,
4.000%, 7/01/48
7/28 at 100.00 635,770
545 (c) California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Refunding Series 2023A, 5.000%, 7/01/40
7/28 at 103.00 567,843
California State University, Systemwide Revenue Bonds, Series 2018A:
3,100 5.000%, 11/01/43 11/28 at 100.00 3,300,064
15,665 5.000%, 11/01/48 11/28 at 100.00 16,561,851
5,210 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/51
11/29 at 100.00 5,538,726
California State University, Systemwide Revenue Bonds, Series 2024A:
5,500 4.000%, 11/01/49 11/34 at 100.00 5,511,387
1,120 4.000%, 11/01/55 11/34 at 100.00 1,120,596
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%,
11/01/28
11/25 at 100.00 1,148,509
15,325 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 15,844,380
11,620 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 12,270,270
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 115,078,750
FINANCIALS - 0.0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call 2,218
TOTAL FINANCIALS 2,218
HEALTH CARE - 14.2%
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
17,205 5.000%, 11/15/46 11/26 at 100.00 17,655,563
3,815 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 3,943,512
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A:
1,225 5.000%, 11/15/36 11/27 at 100.00 1,284,447
11,100 5.000%, 11/15/48 11/27 at 100.00 11,473,914
7,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 7,002,264
3,850 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 3,937,969
4,750 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital of Orange County, Series 2024A, 5.000%, 11/01/54
5/34 at 100.00 5,230,074
6,100 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 4.000%, 11/15/39
9/24 at 100.00 5,993,712

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019:
$ 7,850 4.000%, 11/15/45 11/29 at 100.00 $ 7,574,394
2,700 5.000%, 11/15/49 11/26 at 100.00 2,743,236
California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A:
10,750 4.000%, 4/01/40 4/30 at 100.00 10,799,102
3,175 4.000%, 4/01/45 4/30 at 100.00 3,049,685
36,320 4.000%, 4/01/49 4/30 at 100.00 34,837,973
2,055 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.000%, 12/01/54
6/34 at 100.00 2,217,119
3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 3,955,811
1,825 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 1,825,243
20,335 California Infrastructure and Economic Development Bank, Revenue
Bonds, Adventist Health Energy Projects, Series 2024A, 5.250%, 7/01/54
6/34 at 100.00 21,860,186
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 251,895
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A:
1,810 5.250%, 11/01/36 11/26 at 100.00 1,829,230
11,500 5.250%, 11/01/41 11/26 at 100.00 11,536,014
6,750 5.000%, 11/01/47 11/26 at 100.00 6,756,661
3,810 5.250%, 11/01/47 11/26 at 100.00 3,811,411
5,300 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 5,346,211
2,950 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 3,156,951
2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 2,010,332
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 2,531,235
6,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 5,999,182
20,750 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 20,988,370
8,400 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58
6/28 at 100.00 8,679,132
California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 1,329,235
1,000 5.000%, 3/01/45 3/26 at 100.00 1,010,624
4,650 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 4,754,321
10,000 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45
9/24 at 100.00 9,085,810
1,365 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52 -
AGM Insured
8/32 at 100.00 1,477,877
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A:
10 (d),(e) 5.750%, 10/01/24 1/22 at 100.00 10,205
12 (d),(e) 5.750%, 7/01/30 1/22 at 100.00 11,734
1 (d),(e) 5.750%, 7/01/35 1/22 at 100.00 764
11 (d),(e) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 11,043
3,000 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 2,953,390

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
$ 5,000 Palomar Health System, California, Revenue Bonds, Refunding Series
2017, 5.000%, 11/01/42
11/27 at 100.00 $ 4,763,386
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 1,663,006
2,800 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 2,828,324
TOTAL HEALTH CARE 248,180,547
HOUSING/MULTIFAMILY - 14.4%
13,670 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 9,531,371
15,920 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47
8/31 at 100.00 13,192,414
27,675 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 21,043,976
560 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50
8/32 at 100.00 441,210
425 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50
8/30 at 100.00 418,907
2,850 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49
8/29 at 100.00 2,741,708
21,320 (c) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 18,449,482
10,917 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 11,240,911
12,222 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 11,893,878
1,494 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 1,562,531
9,719 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 10,270,252
2,950 California Statewide Community Development Authority, Multifamily
Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series
2001X-1, 5.420%, 12/01/34 - AMBAC Insured, (AMT)
9/24 at 100.00 2,949,748
23,205 (c) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56
4/31 at 100.00 18,639,952
5,675 (c) CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58
2/32 at 100.00 4,610,246
920 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47
5/32 at 100.00 784,362
8,660 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57
5/32 at 100.00 6,210,855
1,255 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 1,025,719
5,230 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56
10/31 at 100.00 4,698,199
26,965 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 22,048,636
15,755 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 14,149,940
2,680 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41
8/31 at 100.00 2,520,925
4,640 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56
8/31 at 100.00 3,594,191

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HOUSING/MULTIFAMILY (continued)
$ 3,205 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56
7/32 at 100.00 $ 2,323,397
17,875 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56
10/31 at 100.00 13,679,046
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1:
1,615 (c) 3.000%, 7/01/43 7/32 at 100.00 1,309,508
4,750 (c) 3.125%, 7/01/56 7/32 at 100.00 3,338,449
395 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57
3/32 at 100.00 305,749
15,225 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56
8/31 at 100.00 13,703,854
3,765 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56
12/31 at 100.00 2,879,420
5,730 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56
7/31 at 100.00 4,711,507
7,475 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58
4/32 at 100.00 5,374,670
2,100 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46
9/31 at 100.00 1,796,675
3,995 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47
6/31 at 100.00 2,873,068
16,280 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 10,143,057
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 1,658,497
7,545 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 5,428,680
265 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call 266,522
TOTAL HOUSING/MULTIFAMILY 251,811,512
LONG-TERM CARE - 0.1%
1,300 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/39
7/25 at 100.00 1,318,003
TOTAL LONG-TERM CARE 1,318,003
TAX OBLIGATION/GENERAL - 10.4%
1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call 949,309
5,570 (f) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42
5/40 at 100.00 4,464,303
11,350 California State, General Obligation Bonds, Refunding Various Purpose
Series 2019, 5.000%, 4/01/25
No Opt. Call 11,511,339
California State, General Obligation Bonds, Various Purpose Series 2016:
2,500 5.000%, 9/01/45 9/26 at 100.00 2,577,449
835 5.000%, 9/01/46 9/26 at 100.00 860,221
22,700 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 23,239,400

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 $ 1,737,530
3,385 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%, 8/01/55
8/30 at 100.00 3,612,343
4,900 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2019C, 4.000%, 8/01/49
8/28 at 100.00 4,875,902
5,165 Desert Community College District, Riverside County, California, General
Obligation Bonds, Election of 2016 Series 2024, 4.000%, 8/01/51
8/33 at 100.00 5,112,394
14,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 14,438,877
2,745 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47
8/28 at 100.00 2,726,275
7,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 6,900,776
30 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2009A, 5.500%,
8/01/29
9/24 at 100.00 30,053
6,225 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 6,250,818
10,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 9,954,406
4,040 Morgan Hill Unified School District, Santa Clara County, California,
General Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 4,012,440
2,290 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
5.000%, 8/01/44
8/29 at 100.00 2,450,918
9,440 Paramount Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2006 Series 2011, 6.375%, 8/01/45
2/33 at 100.00 11,394,275
7,070 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
0.000%, 7/01/33
7/31 at 89.94 4,765,082
30,295 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 4.000%,
8/01/45
8/29 at 100.00 30,218,387
1,535 (f) San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 - AGC
Insured
8/28 at 100.00 1,538,851
2,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 2,115,621
10,000 Walnut Creek School District, Contra Costa County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 9/01/52
9/32 at 100.00 9,877,222
3,080 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2004 Election Series 2013B, 5.000%, 8/01/43
9/24 at 100.00 3,079,963
645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40
9/24 at 100.00 646,501
8,640 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%, 8/01/45
8/25 at 100.00 8,460,457
3,500 (f) Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42
No Opt. Call 3,025,388
TOTAL TAX OBLIGATION/GENERAL 180,826,500
TAX OBLIGATION/LIMITED - 10.7%
995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 1,008,812
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 1,063,431
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
9/24 at 100.00 1,661,473
700 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
9/24 at 100.00 700,952

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 200 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 $ 200,093
1,995 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call 1,409,532
2,040 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 2,180,419
1,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, North County Center for Self-Sufficiency Corporation, Series 2004,
5.000%, 12/01/25 - AMBAC Insured
9/24 at 100.00 1,963,191
750 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 710,090
4,325 California State Public Works Board, Lease Revenue Bonds, California Air
Resources Board, Southern California Headquarters - Mary D. Nichols
Campus, Green Series 2022D, 4.000%, 5/01/47
5/32 at 100.00 4,345,250
2,000 California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Various Correctional Facilities Series 2014A,
5.000%, 9/01/39
9/24 at 100.00 2,004,084
7,750 California State Public Works Board, Lease Revenue Bonds, Department
of General Services, May Lee State Office Complex Series 2024A, 5.000%,
4/01/45
4/34 at 100.00 8,701,943
California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B:
5,120 5.000%, 10/01/32 10/24 at 100.00 5,128,931
2,600 5.000%, 10/01/33 10/24 at 100.00 2,604,494
3,820 5.000%, 10/01/34 10/24 at 100.00 3,826,300
2,000 5.000%, 10/01/39 10/24 at 100.00 2,002,457
345 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
9/24 at 100.00 344,971
1,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 1,030,344
775 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/37
9/27 at 100.00 804,067
1,800 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/44
9/26 at 103.00 1,876,928
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds,
Series 2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 1,520,166
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 19 Mangini Ranch, Series 2019,
5.000%, 9/01/49
9/26 at 103.00 1,028,774
310 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 321,992
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
6,000 5.000%, 11/15/32 11/25 at 100.00 6,090,241
3,725 5.000%, 11/15/39 11/25 at 100.00 3,745,178
1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities
District 2003-1 Huntington Center, Refunding Series 2013, 5.375%,
9/01/33
9/24 at 100.00 1,001,244
1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 1,100,744
790 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C,
5.000%, 9/01/40
9/24 at 100.00 790,538
1,620 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,635,094

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,400 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement
Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 $ 1,425,761
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 1,006,523
1,000 Los Angeles County Facilities Inc, California, Lease Revenue Bonds,
Vermont Corridor County Administration Building, Series 2018A, 5.000%,
12/01/51
12/28 at 100.00 1,049,035
5,075 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A,
5.000%, 7/01/44
7/28 at 100.00 5,373,904
3,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Multiple Capital Project, Series 2015A, 5.000%, 12/01/39
12/24 at 100.00 3,012,126
Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1:
7,000 5.000%, 12/01/44 12/29 at 100.00 7,476,275
3,495 5.000%, 12/01/49 12/29 at 100.00 3,694,579
115 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/36 - BAM Insured
9/25 at 100.00 117,115
325 Menifee, California, Special Tax Bonds, Community Facilities District 2021-
1, Banner Park Series 2023A, 5.000%, 9/01/48
9/29 at 103.00 338,801
1,455 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 1,457,133
570 ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 577,355
Oakland Redevelopment Successor Agency, California, Tax Allocation
Bonds, Refunding Subordinated Series 2015-TE:
3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 3,305,320
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 3,264,013
255 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 257,366
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
15,907 0.000%, 7/01/46 7/28 at 41.38 5,363,737
31,031 5.000%, 7/01/58 7/28 at 100.00 31,168,235
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
5,920 4.536%, 7/01/53 7/28 at 100.00 5,678,779
5,025 4.784%, 7/01/58 7/28 at 100.00 4,972,286
Rancho Cucamonga Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Rancho Redevelopment Project, Series
2014:
1,600 5.000%, 9/01/30 9/24 at 100.00 1,602,755
2,800 5.000%, 9/01/31 9/24 at 100.00 2,804,407
2,400 5.000%, 9/01/32 9/24 at 100.00 2,403,504
4,180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 4,544,450
415 Riverside Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 32, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 390,742
Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015:
1,000 5.000%, 9/01/28 9/25 at 100.00 1,017,210
1,000 5.000%, 9/01/29 9/25 at 100.00 1,016,682
1,000 5.000%, 9/01/30 9/25 at 100.00 1,015,577
3,390 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 4.000%, 7/01/38
7/27 at 100.00 3,417,491
365 San Francisco City and County Redevelopment Agency Successor
Agency, California, Special Tax Bonds, Community Facilities District 7,
Hunters Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
2/25 at 100.00 366,531

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,955 San Francisco City and County Redevelopment Agency, California, Hotel
Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25
- AGM Insured
9/24 at 100.00 $ 1,958,169
75 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
9/24 at 100.00 75,219
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch
Road East Community Facility District 99-02, Series 2018A, 5.000%,
9/01/43
9/25 at 103.00 2,302,032
Stockton, California, Special Tax Bonds, Community Facilities District 2018-
2 Westlake Villages II Improvement Area 2, Series 2024:
380 5.000%, 9/01/44 9/31 at 103.00 397,768
525 5.000%, 9/01/49 9/31 at 103.00 549,268
650 5.000%, 9/01/54 9/31 at 103.00 675,235
105 (c) Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37
9/27 at 100.00 111,402
1,345 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 2, Series 2023, 5.625%, 9/01/43
9/29 at 103.00 1,455,885
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 3,222,412
395 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/37
9/25 at 100.00 400,756
Tustin, California,Special Tax Bonds, Community Facilities District 14-1
Tustin Legacy/Standard Pacific, Refunding Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 50,495
100 5.000%, 9/01/45 9/25 at 100.00 100,790
625 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area 2 Series
2023, 5.000%, 9/01/48
9/29 at 103.00 651,540
Vista Community Development Commission Taxable Non-Housing Tax
Allocation Revenue Bonds, California, Vista Redevelopment Project, Series
2011:
7,600 6.000%, 9/01/33 9/24 at 100.00 7,618,172
7,920 6.125%, 9/01/37 9/24 at 100.00 7,938,695
TOTAL TAX OBLIGATION/LIMITED 186,427,263
TRANSPORTATION - 19.0%
50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call 50,660
4,375 Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue
Bonds, Senior Series 2024B, 4.375%, 7/01/49 - AGM Insured, (AMT)
7/34 at 100.00 4,392,930
18,840 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 18,336,365
5,050 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Green Series 2022G, 5.000%, 5/15/52,
(AMT)
11/31 at 100.00 5,278,067
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Series 2022C:
1,550 4.000%, 5/15/37, (AMT) 5/32 at 100.00 1,560,708
1,250 4.000%, 5/15/38, (AMT) 5/32 at 100.00 1,253,297
1,930 4.000%, 5/15/39, (AMT) 5/32 at 100.00 1,918,169
2,255 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private Activity
Series 2021A, 5.000%, 5/15/46, (AMT)
5/31 at 100.00 2,365,938
3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/35,
(AMT)
5/25 at 100.00 3,164,440
355 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015E, 5.000%, 5/15/41
5/25 at 100.00 358,998
6,925 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 7,006,579

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C:
$ 1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 $ 2,007,561
24,440 5.000%, 5/15/44, (AMT) 11/27 at 100.00 25,006,294
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019D:
2,000 5.000%, 5/15/30, (AMT) 11/28 at 100.00 2,132,049
2,415 5.000%, 5/15/34, (AMT) 11/28 at 100.00 2,548,042
1,695 5.000%, 5/15/35, (AMT) 11/28 at 100.00 1,785,196
3,500 5.000%, 5/15/39, (AMT) 11/28 at 100.00 3,646,892
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F:
3,600 5.000%, 5/15/37, (AMT) 5/29 at 100.00 3,808,832
10,000 5.000%, 5/15/44, (AMT) 5/29 at 100.00 10,356,265
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D:
9,680 5.000%, 5/15/37, (AMT) 11/31 at 100.00 10,503,811
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A:
6,995 5.000%, 5/15/45, (AMT) 5/32 at 100.00 7,401,689
1,000 4.000%, 5/15/49, (AMT) 5/32 at 100.00 960,063
16,305 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 15,880,749
Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1:
3,085 4.000%, 6/01/40 6/31 at 100.00 3,116,785
10,815 4.000%, 6/01/46 6/31 at 100.00 10,690,043
4,230 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.000%, 7/01/48, (AMT)
7/33 at 100.00 4,485,226
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A:
2,625 5.000%, 7/01/47 7/27 at 100.00 2,714,408
2,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 2,024,138
4,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 4,085,202
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B:
2,500 5.000%, 7/01/46, (AMT) 7/31 at 100.00 2,611,428
7,000 5.000%, 7/01/51, (AMT) 7/31 at 100.00 7,260,350
16,055 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.500%,
5/01/41, (AMT)
5/33 at 100.00 18,000,084
2,175 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2024A, 5.250%,
5/01/49, (AMT)
5/34 at 100.00 2,354,217
14,120 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 14,617,425
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A:
5,150 5.000%, 5/01/44, (AMT) 5/29 at 100.00 5,318,900
3,515 5.000%, 5/01/49, (AMT) 5/29 at 100.00 3,606,865
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B:
10,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 10,142,304
17,855 5.000%, 5/01/46, (AMT) 5/26 at 100.00 18,060,770
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47,
(AMT)
5/27 at 100.00 5,056,991

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D:
$ 7,170 5.000%, 5/01/43, (AMT) 5/28 at 100.00 $ 7,358,240
9,315 5.000%, 5/01/48, (AMT) 5/28 at 100.00 9,459,039
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E:
1,025 5.000%, 5/01/40, (AMT) 5/29 at 100.00 1,068,829
18,500 5.000%, 5/01/45, (AMT) 5/29 at 100.00 19,087,536
16,460 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A,
4.000%, 1/15/50
1/32 at 100.00 16,269,459
10,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 10,049,049
23,160 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call 22,876,610
TOTAL TRANSPORTATION 332,037,492
U.S. GUARANTEED - 10.4% (g)
8,310 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 8,889,092
8,455 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2015, 0.000%,
8/01/30, (Pre-refunded 2/15/25)
2/25 at 80.12 6,702,045
3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 4,016,735
2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 2,489,332
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
5,360 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 5,650,145
10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 11,174,767
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
40 (c) 5.000%, 8/01/46, (Pre-refunded 8/01/25) 8/25 at 100.00 40,853
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
265 (c) 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 279,304
California Statewide Communities Development Authority, Revenue
Bonds, Cottage Health System Obligated Group, Series 2015:
1,310 5.000%, 11/01/28, (Pre-refunded 11/01/24) 11/24 at 100.00 1,313,409
1,100 5.000%, 11/01/31, (Pre-refunded 11/01/24) 11/24 at 100.00 1,102,862
1,690 5.000%, 11/01/32, (Pre-refunded 11/01/24) 11/24 at 100.00 1,694,398
5,270 Charter Oak Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2012 Refunding Series 2015A,
5.000%, 8/01/40, (Pre-refunded 8/01/25) - AGM Insured
8/25 at 100.00 5,387,166
500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006 Refunding
Series 2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) - AGM Insured
8/27 at 100.00 561,017
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A:
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 17,536,863
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 21,490,554
4,390 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%,
6/01/28 - AMBAC Insured, (ETM)
No Opt. Call 3,956,250

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. GUARANTEED (g) (continued)
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D:
$ 545 5.000%, 5/15/37, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 $ 611,168
5,870 Riverside Community College District, California, General Obligation
Bonds, Refunding  Series 2015, 5.000%, 8/01/29, (Pre-refunded 8/01/25)
8/25 at 100.00 6,003,181
2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41, (Pre-
refunded 8/01/26)
8/26 at 100.00 2,097,830
4,960 San Dieguito Union High School District, San Diego County, California,
General Obligation Bonds, Election 2012, Series 2015B-2, 4.000%,
8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 5,028,139
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D:
5 5.000%, 5/01/48, (Pre-refunded 5/01/28), (AMT) 5/28 at 100.00 5,303
60,000 San Francisco City and County Public Utilities Commission, California,
Wastewater Revenue Notes, Green Series 2021A, 1.000%, 10/01/25,
(ETM)
No Opt. Call 58,404,402
6,240 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2010, Series 2015A, 4.000%,
9/01/31, (Pre-refunded 9/01/25)
9/25 at 100.00 6,341,170
7,800 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2015D, 5.000%,
8/01/44, (Pre-refunded 8/01/25)
8/25 at 100.00 7,973,414
1,700 Yosemite Community College District, California, General Obligation
Bonds, Refunding Series 2015, 5.000%, 8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 1,739,812
TOTAL U.S. GUARANTEED 180,489,211
UTILITIES - 12.2%
16,040 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32)
1/32 at 100.21 17,378,267
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012:
5,000 (c) 5.000%, 7/01/37, (AMT) 1/25 at 100.00 5,014,311
18,060 (c) 5.000%, 11/21/45, (AMT) 1/25 at 100.00 18,091,623
4,405 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39
1/29 at 100.00 4,617,475
5,005 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/46
9/26 at 100.00 5,137,659
2,930 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 3,023,446
32,975 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 35,428,604
11,065 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 11,938,522
2,040 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47
7/32 at 100.00 2,249,607
5,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 5,615,100
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2023D, 5.000%, 7/01/43
7/33 at 100.00 5,643,316
6,640 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022D, 5.000%, 7/01/52
7/32 at 100.00 7,262,316
7,730 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 7,875,727
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 5,243,410
16,990 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/39
7/30 at 100.00 18,913,550
9,000 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Series 2015A, 5.000%, 6/01/44
6/25 at 100.00 9,097,263

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
9/24 at 100.00 $ 2,602,060
16,465 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2023A, 5.000%, 4/01/53
4/33 at 100.00 18,212,072
2,700 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call 2,849,995
2,180 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 2,221,764
250 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42
7/31 at 100.00 237,425
5,110 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42
7/31 at 100.00 4,852,958
17,000 Southern California Public Power Authority, Southern Transmission System
Renewal Project Revenue Bonds, Series 2024-1, 5.000%, 7/01/53
7/34 at 100.00 18,934,238
TOTAL UTILITIES 212,440,708
TOTAL MUNICIPAL BONDS
(cost $1,723,857,351) 1,708,957,886
TOTAL LONG-TERM INVESTMENTS
(cost $1,723,857,351) 1,708,957,886
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.6%
X 10,000,000
MUNICIPAL BONDS - 0.6%   X 10,000,000
TRANSPORTATION - 0 .6%
$ 10,000 (h) Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2024A, 2.150%, 4/01/59
8/24 at 100.00 $ 10,000,000
TOTAL TRANSPORTATION 10,000,000
TOTAL Municipal Bonds
(cost $10,000,000) 10,000,000
TOTAL SHORT-TERM INVESTMENTS
(cost $10,000,000) 10,000,000
TOTAL INVESTMENTS
(cost $1,733,857,351) - 98.6% 1,718,957,886
OTHER ASSETS & LIABILITIES, NET - 1.4% 24,865,192
NET ASSETS - 100% $ 1,743,823,078
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $289,985,641 or 16.9% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 94.9%
X 226,012,882
MUNICIPAL BONDS - 94.9%   X 226,012,882
EDUCATION AND CIVIC ORGANIZATIONS - 20.0%
$ 1,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/41
7/31 at 100.00 $ 1,190,868
380 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Choate Rosemary Hall, Series 2020F, 4.000%, 7/01/39
7/30 at 100.00 383,562
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022M, 4.000%, 7/01/52
7/32 at 100.00 1,169,740
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 1,907,611
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2017R, 4.000%, 7/01/47
7/27 at 100.00 731,838
2,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2022U, 4.000%, 7/01/52
7/32 at 100.00 2,374,116
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hopkins School, Series 2022E:
1,545 5.250%, 7/01/47 7/32 at 100.00 1,667,129
1,000 5.000%, 7/01/53 7/32 at 100.00 1,052,705
1,130 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Loomis Chaffe School, Series 2023L, 4.000%, 7/01/43
7/33 at 100.00 1,122,867
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 5,127,253
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 1,792,995
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2023N, 5.000%, 7/01/48
7/33 at 100.00 2,127,424
5,110 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 5,180,388
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2020K, 5.000%, 7/01/40
7/30 at 100.00 2,121,998
3,465 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series L, 5.000%, 7/01/42
7/32 at 100.00 3,726,586
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
The Taft School Isue, Series 2021L:
790 3.000%, 7/01/41 7/31 at 100.00 685,958
2,210 3.000%, 7/01/46 7/31 at 100.00 1,791,502
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 1,455,708
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2021S:
4,000 4.000%, 6/01/46 12/31 at 100.00 3,810,758
3,100 4.000%, 6/01/51 12/31 at 100.00 2,855,076
1,900 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of Hartford, Series 2022P, 5.375%, 7/01/52
7/32 at 100.00 1,842,521
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/37
7/28 at 100.00 2,036,830
1,200 University of Connecticut, Student Fee Revenue Bonds, Special Obligation
Series 2023A, 5.250%, 11/15/48
11/33 at 100.00 1,351,329
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 47,506,762
HEALTH CARE - 15.0%
4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 4,612,386
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Children?s Medical Center and Subsidiaries, Series 2023E:
1,000 5.250%, 7/15/48 1/33 at 100.00 1,088,710
2,430 4.250%, 7/15/53 1/33 at 100.00 2,424,908
695 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39
7/29 at 100.00 690,973

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
$ 1,085 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/40
1/30 at 100.00 $ 1,056,388
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 2,770,514
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
9/24 at 100.00 500,215
1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 2,010,476
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A:
2,455 4.000%, 7/01/34 7/29 at 100.00 2,473,234
2,860 4.000%, 7/01/41 7/29 at 100.00 2,757,328
6,020 4.000%, 7/01/49 7/29 at 100.00 5,638,537
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/42
7/32 at 100.00 1,449,397
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 1,764,645
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT:
2,350 5.000%, 12/01/41 6/26 at 100.00 2,391,981
2,000 5.000%, 12/01/45 6/26 at 100.00 2,025,401
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2024A:
985 5.000%, 7/01/45 7/34 at 100.00 1,083,635
795 5.000%, 7/01/47 7/34 at 100.00 869,998
TOTAL HEALTH CARE 35,608,726
HOUSING/MULTIFAMILY - 0.7%
1,890 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 1,718,612
TOTAL HOUSING/MULTIFAMILY 1,718,612
HOUSING/SINGLE FAMILY - 3.0%
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Green Series 2021B-3:
1,440 2.150%, 11/15/41 11/30 at 100.00 1,041,600
1,560 2.300%, 11/15/46 11/30 at 100.00 1,046,612
3,450 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-3, 2.900%, 11/15/50, (Mandatory Put
9/06/24)
No Opt. Call 3,450,000
195 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 143,751
1,430 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024A, 4.600%, 11/15/49
11/32 at 100.00 1,448,174
TOTAL HOUSING/SINGLE FAMILY 7,130,137
LONG-TERM CARE - 3.7%
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
9/24 at 100.00 1,100,022
2,600 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A, 5.000%, 9/01/46
9/26 at 100.00 2,559,097
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1:
900 (c) 4.500%, 10/01/34 10/24 at 104.00 817,383
200 (c) 5.000%, 10/01/54 10/24 at 104.00 160,576
2,650 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45
1/26 at 102.00 2,446,162
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
The Jerome Home Issue, Series 2021E:
730 4.000%, 7/01/41 7/28 at 103.00 660,706
1,250 4.000%, 7/01/51 7/28 at 103.00 1,029,535
TOTAL LONG-TERM CARE 8,773,481

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL - 25.3%
Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
$ 600 5.000%, 7/01/32 - AGM Insured 9/24 at 100.00 $ 600,636
1,000 5.000%, 7/01/33 - AGM Insured 9/24 at 100.00 1,000,996
1,065 5.000%, 7/01/34 - AGM Insured 9/24 at 100.00 1,065,990
2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 2,039,796
2,425 Connecticut Health and Educational Facilities Authoroity, Revneue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 2,543,543
Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27:
1,000 2.400%, 6/15/41 6/31 at 100.00 775,194
1,000 2.550%, 6/15/46 6/31 at 100.00 743,223
1,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 787,518
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 3,006,831
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 2,413,655
Connecticut State, General Obligation Bonds, Series 2017A:
1,000 5.000%, 4/15/34 4/27 at 100.00 1,045,025
3,270 5.000%, 4/15/35 4/27 at 100.00 3,410,884
1,510 Connecticut State, General Obligation Bonds, Series 2018A, 5.000%,
4/15/37
4/28 at 100.00 1,600,807
1,325 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/38
6/28 at 100.00 1,402,911
Connecticut State, General Obligation Bonds, Series 2019A:
1,150 5.000%, 4/15/36 4/29 at 100.00 1,248,774
1,450 4.000%, 4/15/37 4/29 at 100.00 1,467,241
650 5.000%, 4/15/39 4/29 at 100.00 698,083
2,000 Connecticut State, General Obligation Bonds, Series 2020A, 4.000%,
1/15/37
1/30 at 100.00 2,055,206
2,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%,
1/15/40
1/31 at 100.00 1,761,290
Connecticut State, General Obligation Bonds, Series 2024D:
500 4.000%, 5/01/41 5/34 at 100.00 512,503
2,000 5.000%, 5/01/42 5/34 at 100.00 2,254,192
1,000 5.000%, 5/01/44 5/34 at 100.00 1,118,861
300 East Haddam, Connecticut, General Obligation Bonds, Series 2020A,
3.000%, 12/01/37
12/28 at 100.00 276,951
East Lyme, Connecticut, General Obligation Bonds, Series 2020:
500 3.000%, 7/15/39 7/28 at 100.00 438,953
325 3.000%, 7/15/40 7/28 at 100.00 281,962
500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
11/24 at 100.00 501,920
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 1,109,225
1,075 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2019A, 4.000%, 7/15/39
7/29 at 100.00 1,093,404
3,000 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2023, 4.000%, 8/01/43
8/33 at 100.00 3,055,725
Naugatuck, Connecticut, General Obligation Bonds, Tax Increment Series
2023:
2,285 5.250%, 10/15/48 10/33 at 100.00 2,516,895
1,000 4.625%, 10/15/53 10/33 at 100.00 1,033,036
5,000 New Britain, Connecticut, General Obligation Bonds, Series 2022A,
5.000%, 3/01/47 - BAM Insured
3/32 at 100.00 5,332,926
1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 1,027,364
New Haven, Connecticut, General Obligation Bonds, Series 2015:
795 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 807,992
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 1,645,000
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 507,235

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 $ 1,050,803
2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 2,384,075
Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
555 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 567,186
485 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 495,194
765 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 780,644
555 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 566,131
555 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 565,942
750 West Haven, Connecticut, General Obligation Bonds, Series 2020,
4.000%, 3/15/40 - BAM Insured
3/30 at 100.00 747,950
TOTAL TAX OBLIGATION/GENERAL 60,339,672
TAX OBLIGATION/LIMITED - 16.5%
1,800 Connecticut Higher Education Supplemental Loan Authority, State
Supported Revenue Bonds, CHESLA Loan Program, Series 2020B,
3.250%, 11/15/36, (AMT)
11/29 at 100.00 1,661,965
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 1,410,834
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A:
1,000 5.000%, 9/01/32 9/26 at 100.00 1,032,836
3,500 5.000%, 9/01/33 9/26 at 100.00 3,611,321
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A:
2,000 5.000%, 1/01/37 1/28 at 100.00 2,112,898
2,000 5.000%, 1/01/38 1/28 at 100.00 2,107,667
1,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 1,518,473
2,080 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2023A, 5.250%, 7/01/44
1/34 at 100.00 2,364,564
965 (c) Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 1 Project, Series 2019, 4.750%,
10/01/48
10/26 at 102.00 935,689
500 (c) Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 2 Project, Series 2022, 5.750%,
10/01/52
10/28 at 103.00 519,516
3,720 (c) Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39
4/27 at 100.00 3,763,717
635 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 662,165
1,825 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 1,757,751
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,860 0.000%, 7/01/46 7/28 at 41.38 627,180
4,250 4.750%, 7/01/53 7/28 at 100.00 4,218,123
1,000 5.000%, 7/01/58 7/28 at 100.00 1,004,422
2,050 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 2,028,495
100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 85,576
500 (c) Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2024,
6.000%, 4/01/52
4/34 at 100.00 536,666
1,590 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 2/15/34
2/25 at 100.00 1,602,703
3,000 University of Connecticut, General Obligation Bonds, Series 2017A,
5.000%, 1/15/36
1/27 at 100.00 3,121,817

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
University of Connecticut, General Obligation Bonds, Series 2019A:
$ 1,000 5.000%, 11/01/36 11/28 at 100.00 $ 1,069,678
1,000 4.000%, 11/01/38 11/28 at 100.00 1,013,023
420 University of Connecticut, General Obligation Bonds, Series 2023A,
5.000%, 8/15/43
8/33 at 100.00 470,204
TOTAL TAX OBLIGATION/LIMITED 39,237,283
TRANSPORTATION - 2.7%
Connecticut Airport Authority, Connecticut, Customer Facility Charge
Revenue Bonds, Ground Transportation Center Project, Series 2019A:
1,500 4.000%, 7/01/49, (AMT) 7/29 at 100.00 1,387,894
5,000 5.000%, 7/01/49, (AMT) 7/29 at 100.00 5,099,981
TOTAL TRANSPORTATION 6,487,875
U.S. GUARANTEED - 0.9% (d)
2,250 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/35,
(Pre-refunded 11/01/24)
11/24 at 100.00 2,256,848
TOTAL U.S. GUARANTEED 2,256,848
UTILITIES - 7.1%
2,000 Connecticut, State Revolving Fund General Revenue Bonds, Green Series
2019A, 5.000%, 2/01/39
2/29 at 100.00 2,154,085
60 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
9/24 at 100.00 60,037
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017:
1,000 5.000%, 7/01/37 7/27 at 100.00 1,035,924
1,000 5.000%, 7/01/40 7/27 at 100.00 1,030,902
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 305,015
200 Guam Power Authority, Revenue Bonds, Refunding Series 2024A, 5.000%,
10/01/43
10/34 at 100.00 216,502
1,000 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 1,002,629
2,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/33
7/31 at 100.00 2,114,684
2,685 South Central Connecticut Regional Water Authority, Connecticut, Water
System Revenue Bonds, Thirty-Seventh Series 2023A-1, 5.000%, 8/01/51
8/33 at 100.00 2,917,404
1,685 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 1,775,669
2,915 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 3,087,383
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
9/24 at 100.00 500,466
750 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 752,786
TOTAL UTILITIES 16,953,486
TOTAL MUNICIPAL BONDS
(cost $231,439,132) 226,012,882
TOTAL LONG-TERM INVESTMENTS
(cost $231,439,132) 226,012,882

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.3%
X 3,000,000
MUNICIPAL BONDS - 1.3%   X 3,000,000
HOUSING/MULTIFAMILY - 1 .3%
$ 3,000 (e) Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016E-3, 2.950%, 11/15/46
8/24 at 100.00 $ 3,000,000
TOTAL HOUSING/MULTIFAMILY 3,000,000
TOTAL Municipal Bonds
(cost $3,000,000) 3,000,000
TOTAL SHORT-TERM INVESTMENTS
(cost $3,000,000) 3,000,000
TOTAL INVESTMENTS
(cost $234,439,132) - 96.2% 229,012,882
OTHER ASSETS & LIABILITIES, NET - 3.8% 9,029,970
NET ASSETS - 100% $ 238,042,852
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $14,544,463 or 6.4% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.8%
X 560,945,193
MUNICIPAL BONDS - 97.8%   X 560,945,193
EDUCATION AND CIVIC ORGANIZATIONS - 22.6%
Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019:
$ 2,065 5.000%, 6/15/39 6/26 at 100.00 $ 2,083,421
1,750 5.000%, 6/15/49 6/26 at 100.00 1,753,416
Massachusetts Development Finance Agency, Revenue Bonds, Berklee
College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 1,291,871
5,165 5.000%, 10/01/46 10/26 at 100.00 5,244,918
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
9/24 at 100.00 3,001,928
Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 2,454,331
1,020 5.000%, 7/01/42 7/27 at 100.00 1,057,497
3,110 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 5.000%, 10/01/48
10/33 at 100.00 3,395,422
Massachusetts Development Finance Agency, Revenue Bonds, Brandeis
University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 1,282,117
840 5.000%, 10/01/38 10/28 at 100.00 896,802
1,000 5.000%, 10/01/39 10/28 at 100.00 1,064,648
Massachusetts Development Finance Agency, Revenue Bonds, CHF
Merrimack, Inc. Merrimack College Student Housing Project, Series
2024A:
500 (c) 4.250%, 7/01/34 No Opt. Call 509,529
200 (c) 5.000%, 7/01/54 7/34 at 100.00 205,459
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 3,009,938
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 1,541,632
1,500 5.000%, 1/01/47 1/27 at 100.00 1,514,062
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 1,649,292
6,020 5.000%, 1/01/40 1/28 at 100.00 6,157,551
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 2,039,945
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 2,516,707
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 2,091,706
Massachusetts Development Finance Agency, Revenue Bonds, MCPHS
University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 533,165
235 5.000%, 7/01/37 7/25 at 100.00 238,034
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 713,055
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 1,021,766
1,220 Massachusetts Development Finance Agency, Revenue Bonds, Middlesex
School, Series 2024, 4.250%, 7/01/54 , (WI/DD)
7/34 at 100.00 1,177,619
2,080 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022, 5.000%, 10/01/44
10/32 at 100.00 2,305,668
2,790 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2024A, 5.000%, 10/01/43
10/34 at 100.00 3,172,942

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 $ 1,721,900
2,750 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021B, 4.000%, 6/01/41
6/30 at 100.00 2,527,945
2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 2,532,053
2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 2,419,069
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 632,183
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 1,574,925
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 890,422
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 1,031,437
Massachusetts Development Finance Agency, Revenue Bonds, Woods
Hole Oceanographic Institution, Series 2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 1,060,409
1,000 5.000%, 6/01/38 6/28 at 100.00 1,057,652
6,210 5.000%, 6/01/48 6/28 at 100.00 6,443,111
Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 5,169,444
7,000 5.000%, 9/01/45 9/27 at 100.00 7,215,492
745 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2019, 5.000%, 9/01/33
9/29 at 100.00 810,810
Massachusetts Development Finance Authority, Revenue Bonds, Suffolk
University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 717,788
500 5.000%, 7/01/36 7/27 at 100.00 511,684
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 2,417,844
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 2,581,727
2,800 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017A, 5.000%, 7/01/26, (AMT)
No Opt. Call 2,884,089
Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue L, Senior Series 2020B:
850 5.000%, 7/01/29, (AMT) No Opt. Call 899,550
1,000 5.000%, 7/01/30, (AMT) No Opt. Call 1,065,843
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 1,004,786
4,355 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 4,422,235
University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2022-1:
5,550 4.000%, 11/01/46 5/32 at 100.00 5,497,394
10,605 5.000%, 11/01/52 5/30 at 100.00 11,260,778
6,655 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2024-1, 5.000%, 11/01/47
5/34 at 100.00 7,370,329
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 129,645,340
HEALTH CARE - 20.2%
2,160 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 2,178,176
Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N:
1,000 5.000%, 7/01/34 9/24 at 100.00 1,000,807
5,700 5.000%, 7/01/44 9/24 at 100.00 5,702,393

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel
Lahey Health Issue, Series 2019K:
$ 1,250 5.000%, 7/01/36 7/29 at 100.00 $ 1,339,408
1,400 5.000%, 7/01/38 7/29 at 100.00 1,491,377
15,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Children's Hospital Series 2024T, 5.250%, 3/01/54
3/34 at 100.00 16,590,146
7,800 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 7,827,942
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 2,056,246
1,825 5.000%, 7/01/36 7/26 at 100.00 1,863,417
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G:
3,000 5.250%, 7/01/48 7/33 at 100.00 3,293,982
9,500 5.250%, 7/01/52 7/33 at 100.00 10,365,099
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 1,727,943
1,500 5.000%, 7/01/37 7/26 at 100.00 1,535,207
1,935 5.000%, 7/01/38 7/26 at 100.00 1,978,033
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 911,885
1,000 5.000%, 7/01/32 7/25 at 100.00 1,012,324
500 5.000%, 7/01/33 7/25 at 100.00 505,963
4,100 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/48
7/28 at 100.00 4,202,883
6,100 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 6,207,377
Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F:
2,645 5.000%, 8/15/35 8/25 at 100.00 2,679,627
5,325 5.000%, 8/15/45 8/25 at 100.00 5,359,725
11,000 Massachusetts Development Finance Agency, Revenue Bonds, Mass
General Brigham, Series 2024D, 5.000%, 7/01/47
1/34 at 100.00 12,002,727
1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
9/24 at 100.00 1,546,048
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G:
100 (c) 5.000%, 7/15/30 No Opt. Call 105,422
100 (c) 5.000%, 7/15/37 7/30 at 100.00 103,533
Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 1,246,078
4,710 5.000%, 7/01/47 7/26 at 100.00 4,781,010
Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1:
2,200 5.000%, 7/01/37 1/28 at 100.00 2,314,290
3,430 4.000%, 7/01/41 1/28 at 100.00 3,397,116
Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F:
1,750 5.000%, 7/01/27 9/24 at 100.00 1,751,700
1,000 5.000%, 7/01/37 9/24 at 100.00 1,000,838
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
9/24 at 100.00 3,749,751
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 908,578

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L:
$ 400 3.625%, 7/01/37 7/27 at 100.00 $ 364,732
1,855 5.000%, 7/01/44 7/27 at 100.00 1,885,350
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 501,774
TOTAL HEALTH CARE 115,488,907
HOUSING/MULTIFAMILY - 2.3%
4,967 Massachusetts Development Finance Agency, Multifamily Housing
Revenue Bonds, Salem Heights II Preservation Associates LP, Social Series
2021A, 2.300%, 1/01/42
No Opt. Call 3,534,486
1,995 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 1,625,069
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 1,578,555
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 1,299,357
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020D-1:
1,500 2.200%, 12/01/40 6/30 at 100.00 1,103,238
1,100 2.375%, 12/01/45 6/30 at 100.00 750,488
500 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.000%, 12/01/36
6/30 at 100.00 393,164
2,685 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-1, 5.000%, 12/01/47
6/32 at 100.00 2,838,800
TOTAL HOUSING/MULTIFAMILY 13,123,157
HOUSING/SINGLE FAMILY - 0.9%
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.400%, 6/01/44
12/29 at 100.00 1,090,131
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 1,057,025
Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32 12/30 at 100.00 1,014,066
750 2.000%, 12/01/32 12/30 at 100.00 636,779
1,380 2.050%, 6/01/33 12/30 at 100.00 1,156,170
500 2.100%, 12/01/33 12/30 at 100.00 417,315
TOTAL HOUSING/SINGLE FAMILY 5,371,486
LONG-TERM CARE - 0.7%
Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017:
1,910 (c) 4.125%, 10/01/42 9/24 at 104.00 1,831,109
275 (c) 5.000%, 10/01/47 9/24 at 104.00 278,349
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 564,002
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 413,683
1,020 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.125%, 1/01/40
1/32 at 100.00 1,016,196
TOTAL LONG-TERM CARE 4,103,339
TAX OBLIGATION/GENERAL - 20.7%
825 Andover, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 7/15/42
7/31 at 100.00 836,761
Central Berkshire Regional School District, Dalton, Massachusetts, General
Obligation Bonds, State Qualified Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 1,300,736
1,440 3.000%, 6/01/39 6/28 at 100.00 1,315,140
1,490 3.000%, 6/01/40 6/28 at 100.00 1,339,251

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 1,740 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
9/24 at 100.00 $ 1,742,469
7,400 Lincoln, Massachusetts, General Obligation Bonds, School Series 2019,
4.000%, 3/01/49
3/28 at 100.00 7,351,137
2,000 Massachusetts Development Finance Agency, Special Obligation Bonds,
Commonwealth Contract  Assistance, Series 2015A, 4.000%, 5/01/45
5/25 at 100.00 1,950,274
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 3,027,426
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 3,101,541
Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2018A:
3,750 5.000%, 1/01/42 1/28 at 100.00 3,917,647
2,490 5.000%, 1/01/45 1/28 at 100.00 2,589,518
5,000 5.000%, 1/01/47 1/28 at 100.00 5,187,544
11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.000%, 1/01/49
1/29 at 100.00 11,635,624
7,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/47
10/32 at 100.00 7,778,275
5,450 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2024A, 5.000%, 1/01/54
1/34 at 100.00 5,935,618
10,000 Massachusetts State, General Obligation Bonds, Consolidated Series
2023D, 5.000%, 10/01/53
10/33 at 100.00 10,886,811
3,530 Massachusetts State, General Obligation Bonds, Consolidated Series
2024B, 5.000%, 5/01/54
5/34 at 100.00 3,853,848
15,000 Massachusetts State, General Obligation Bonds, Series 2022E, 5.000%,
11/01/52
11/32 at 100.00 16,215,072
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
9/24 at 100.00 1,001,318
1,685 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 1,658,302
1,965 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2024, 4.000%,
5/15/46
5/33 at 100.00 1,950,724
1,950 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/42
9/27 at 100.00 1,673,653
3,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 2,785,603
2,000 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022A, 5.000%, 6/01/50
6/32 at 100.00 2,171,702
3,000 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022B, 5.000%, 7/01/47
7/32 at 100.00 3,286,720
3,215 Scituate, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2015, 4.000%, 9/15/33
9/24 at 100.00 3,216,672
5,535 Taunton, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2024, 4.000%, 3/01/51
3/33 at 100.00 5,382,182
2,170 Tisbury, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 8/15/42
8/30 at 100.00 2,189,210
3,440 Webster, Massachusetts, General Obligation Bonds, Qualified School
Project, Chapter 70B, Loan Series 2022, 4.000%, 12/01/42
12/31 at 100.00 3,476,121
TOTAL TAX OBLIGATION/GENERAL 118,756,899
TAX OBLIGATION/LIMITED - 18.8%
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 1,380,238
1,000 5.000%, 11/15/39 11/25 at 100.00 1,005,417
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 1,191,657
2,000 5.000%, 12/01/46 12/26 at 100.00 2,011,213

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 $ 1,012,171
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36 - BAM Insured
5/27 at 100.00 523,538
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Series 2023A-1, 5.250%, 7/01/48
7/33 at 100.00 11,161,714
5,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Series 2024A, 5.250%, 7/01/52
7/34 at 100.00 5,596,711
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2017A-2:
2,050 5.000%, 7/01/44 7/27 at 100.00 2,122,707
3,065 5.000%, 7/01/46 7/27 at 100.00 3,166,704
4,330 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/39
7/31 at 100.00 4,458,894
2,505 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 2,605,102
650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 659,603
Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Social Series 2020A:
5,000 4.000%, 8/15/45 8/30 at 100.00 4,992,485
3,020 5.000%, 8/15/50 8/30 at 100.00 3,209,099
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 7,370,280
4,480 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 4,743,956
5,000 Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds,
Refunding Series 2005, 5.500%, 1/01/34 - NPFG Insured
No Opt. Call 5,740,140
2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 2,864,523
8,180 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/47
6/27 at 100.00 8,435,652
5,540 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 5,847,308
10,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 10,748,497
1,665 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 1,823,023
1,510 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 1,574,597
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 3,184,563
4,725 4.750%, 7/01/53 7/28 at 100.00 4,689,560
5,840 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 5,778,737
TOTAL TAX OBLIGATION/LIMITED 107,898,089
TRANSPORTATION - 2.5%
1,250 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 1,346,483
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 1,531,119
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%,
7/01/34
9/24 at 100.00 1,781,927
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 1,440,655
2,000 5.000%, 7/01/45 7/25 at 100.00 2,018,773

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
$ 3,500 Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%,
7/01/49, (AMT)
7/29 at 100.00 $ 3,612,866
2,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 2,623,519
TOTAL TRANSPORTATION 14,355,342
U.S. GUARANTEED - 3.4% (d)
5,915 Massachusetts Development Finance Agency Revenue Bonds, Childrens
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 5,923,675
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 6,672,634
2,065 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2014A, 5.000%, 3/01/44, (Pre-refunded
10/01/24)
10/24 at 100.00 2,067,865
1,750 Massachusetts Port Authority, Revenue Bonds, Series 2015B, 5.000%,
7/01/45, (Pre-refunded 7/01/25), (AMT)
7/25 at 100.00 1,776,764
1,820 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2016C, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 1,906,585
1,000 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 1,047,574
TOTAL U.S. GUARANTEED 19,395,097
UTILITIES - 5.7%
4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 4,032,210
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 2,891,680
920 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 932,923
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 2,584,872
1,650 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23B
Series 2021, 5.000%, 2/01/41
2/31 at 100.00 1,821,720
5,785 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Sustainabilty 24B Series 2022, 5.000%, 2/01/43
2/32 at 100.00 6,440,039
Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue
Bonds, Project 2015A, Series 2021A:
1,000 4.000%, 7/01/39 1/32 at 100.00 1,031,685
1,310 4.000%, 7/01/40 1/32 at 100.00 1,340,512
1,400 4.000%, 7/01/41 1/32 at 100.00 1,422,045
2,000 4.000%, 7/01/46 1/32 at 100.00 1,985,423
1,250 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2023B, 5.250%, 8/01/48
8/33 at 100.00 1,404,475
2,435 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2024B, 5.000%, 8/01/49
8/34 at 100.00 2,703,531
3,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37
7/31 at 100.00 3,153,794
1,010 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 1,062,628
TOTAL UTILITIES 32,807,537
TOTAL MUNICIPAL BONDS
(cost $560,818,208) 560,945,193
TOTAL LONG-TERM INVESTMENTS
(cost $560,818,208) 560,945,193

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.3%
X 7,430,000
MUNICIPAL BONDS - 1.3%   X 7,430,000
EDUCATION AND CIVIC ORGANIZATIONS - 0 .2%
$ 1,275 (e) Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2008U-6E, 3.800%, 10/01/42
8/24 at 100.00 $ 1,275,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 1,275,000
HEALTH CARE - 1 .1%
5,000 (c),(e) Massachusetts Development Finance Agency, Revenue Bonds, Sturdy
Memorial Hospital, Tender Option Bond 2024-008, 3.020%, 5/01/54
5/27 at 100.00 5,000,000
1,155 (e) Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Baystate Medical Center, Series 2009J-2, 3.800%, 7/01/44
8/24 at 100.00 1,155,000
TOTAL HEALTH CARE 6,155,000
TOTAL Municipal Bonds
(cost $7,430,000) 7,430,000
TOTAL SHORT-TERM INVESTMENTS
(cost $7,430,000) 7,430,000
TOTAL INVESTMENTS
(cost $568,248,208) - 99.1% 568,375,193
OTHER ASSETS & LIABILITIES, NET - 0.9% 4,954,444
NET ASSETS - 100% $ 573,329,637
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $11,187,195 or 2.0% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.8%
X 379,189,109
MUNICIPAL BONDS - 96.8%   X 379,189,109
CONSUMER STAPLES - 3.2%
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
$ 3,460 4.000%, 6/01/37 6/28 at 100.00 $ 3,464,600
3,610 5.000%, 6/01/46 6/28 at 100.00 3,698,813
5,205 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 5,254,110
TOTAL CONSUMER STAPLES 12,417,523
EDUCATION AND CIVIC ORGANIZATIONS - 14.4%
1,740 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase II,
Series 2021A, 4.000%, 7/01/47 - AGM Insured
7/31 at 100.00 1,703,300
715 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022,
6.000%, 6/15/62
12/30 at 100.00 769,309
1,000 Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 982,542
Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Project, County Gauranteed Loan, Series 2019:
1,050 5.000%, 7/01/44 7/29 at 100.00 1,109,878
45 4.000%, 7/01/48 7/29 at 100.00 45,052
Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Project, County Guaranteed Loan, Series 2024:
1,080 5.000%, 7/01/49 - BAM Insured 1/32 at 100.00 1,163,723
1,000 5.000%, 7/01/54 - BAM Insured 1/32 at 100.00 1,071,240
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Student Center Project, Series 2024, 4.000%, 2/27/25
12/24 at 100.00 1,001,836
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 229,132
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017:
2,805 4.000%, 7/15/37 7/27 at 100.00 2,724,817
100 5.000%, 7/15/47 7/27 at 100.00 100,582
100 (c) New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52
9/27 at 100.00 100,758
945 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call 953,803
New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2017:
355 3.000%, 6/01/32 12/27 at 100.00 346,554
195 5.000%, 6/01/32 12/27 at 100.00 204,157
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 979,483
1,470 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 1,470,273
New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Refunding Series 2015D:
1,000 5.000%, 7/01/31 7/25 at 100.00 1,014,974
1,055 3.750%, 7/01/33 7/25 at 100.00 1,055,958
New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Refunding Series 2024A:
1,000 5.000%, 7/01/42 - AGM Insured 7/34 at 100.00 1,132,497
1,000 5.000%, 7/01/43 - AGM Insured 7/34 at 100.00 1,127,517

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,125 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Refunding Series 2017I, 5.000%, 7/01/35
7/27 at 100.00 $ 1,185,324
New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Refunding Series 2024C:
2,500 5.000%, 3/01/26 No Opt. Call 2,596,692
3,000 5.000%, 3/01/27 No Opt. Call 3,188,146
2,000 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Series 2024B, 5.250%, 3/01/54
3/34 at 100.00 2,257,723
New Jersey Educational Facilities Authority, Revenue Bonds, Rider
University, Series  2017F:
360 3.750%, 7/01/37 7/27 at 100.00 279,215
1,370 4.000%, 7/01/42 7/27 at 100.00 999,791
2,265 5.000%, 7/01/47 7/27 at 100.00 1,760,731
1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 1,238,429
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
9/24 at 100.00 710,454
New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 1,560,671
2,430 3.000%, 7/01/46 7/26 at 100.00 1,883,702
1,085 4.000%, 7/01/46 7/26 at 100.00 1,002,872
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 844,925
3,500 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 3,252,662
New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology, Series 2017A:
500 4.000%, 7/01/47 7/27 at 100.00 472,869
380 5.000%, 7/01/47 7/27 at 100.00 386,200
775 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40, (AMT)
12/29 at 100.00 708,051
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2018A:
805 3.750%, 12/01/31, (AMT) 6/28 at 100.00 796,318
180 4.000%, 12/01/35, (AMT) 6/28 at 100.00 179,782
1,375 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023B, 4.000%, 12/01/44, (AMT)
12/33 at 100.00 1,331,595
500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2024B, 4.250%, 12/01/45, (AMT)
12/34 at 100.00 507,430
1,270 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%, 12/01/51,
(AMT)
12/29 at 100.00 955,554
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2016-1A:
600 3.500%, 12/01/32, (AMT) 12/25 at 100.00 595,606
140 4.000%, 12/01/39, (AMT) 12/25 at 100.00 139,979
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A:
155 3.750%, 12/01/33, (AMT) 12/26 at 100.00 154,606
15 4.000%, 12/01/40, (AMT) 12/26 at 100.00 14,982
635 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 603,674
460 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 447,187
725 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 718,872
1,740 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 1,725,176
1,460 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 1,195,119
2,005 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 2,026,263

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,335 Passaic County Improvement Authority, New Jersey, Charter School
Revenue Bonds, Paterson Arts & Science Charter School, Series 2023,
5.375%, 7/01/53
7/31 at 100.00 $ 1,379,647
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 56,387,632
FINANCIALS - 0.1%
351 New Jersey Economic Development Authority, Revenue Refunding
Bonds, Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call 354,121
TOTAL FINANCIALS 354,121
HEALTH CARE - 8.1%
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021:
1,800 2.375%, 7/01/46 7/31 at 100.00 1,198,184
1,800 3.000%, 7/01/46 7/31 at 100.00 1,451,889
1,000 3.000%, 7/01/51 7/31 at 100.00 777,911
115 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
9/24 at 100.00 115,105
1,525 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 1,526,092
965 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A,
5.000%, 7/01/57
7/27 at 100.00 981,898
3,105 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 3,070,282
2,540 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 2,611,681
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2024A:
1,660 4.125%, 7/01/54 7/34 at 100.00 1,632,886
2,000 5.250%, 7/01/54 7/34 at 100.00 2,211,697
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A:
610 5.000%, 7/01/33 7/26 at 100.00 628,682
600 5.000%, 7/01/34 7/26 at 100.00 618,074
2,240 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%,
7/01/43
7/26 at 100.00 2,286,666
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A:
2,755 4.000%, 7/01/45 7/31 at 100.00 2,729,276
2,145 3.000%, 7/01/51 7/31 at 100.00 1,677,150
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016:
2,710 3.000%, 7/01/32 7/26 at 100.00 2,490,192
370 4.000%, 7/01/34 7/26 at 100.00 360,320
1,835 5.000%, 7/01/41 7/26 at 100.00 1,845,961
1,450 4.000%, 7/01/48 7/26 at 100.00 1,327,735
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Valley Health System Obligated Group, Series 2019:
1,185 4.000%, 7/01/44 7/29 at 100.00 1,153,296
1,215 3.000%, 7/01/49 7/29 at 100.00 966,940
TOTAL HEALTH CARE 31,661,917
HOUSING/MULTIFAMILY - 5.7%
New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A:
150 5.000%, 7/01/47 1/27 at 100.00 150,087
450 5.000%, 1/01/50 1/27 at 100.00 449,327

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HOUSING/MULTIFAMILY (continued)
$ 2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 $ 2,301,639
1,441 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call 1,131,992
520 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Riverview Towers Apartments, Series 2024B, 5.250%,
12/20/65
3/34 at 100.00 547,894
1,310 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 1,242,780
1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 1,029,859
2,145 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 2,024,548
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 878,213
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2018A:
1,935 3.600%, 11/01/33 11/27 at 100.00 1,934,250
1,865 3.875%, 11/01/38 11/27 at 100.00 1,858,134
1,045 3.950%, 11/01/43 11/27 at 100.00 1,011,433
650 4.000%, 11/01/48 11/27 at 100.00 620,091
500 4.100%, 11/01/53 11/27 at 100.00 471,919
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 1,493,998
530 3.000%, 11/01/44 11/28 at 100.00 422,993
870 3.050%, 11/01/49 11/28 at 100.00 685,352
490 3.150%, 5/01/53 11/28 at 100.00 366,989
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 433,435
2,470 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A, 2.450%, 11/01/41
11/30 at 100.00 1,868,430
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2023C:
1,090 4.850%, 5/01/33, (AMT) 5/32 at 100.00 1,121,261
250 5.000%, 11/01/38, (AMT) 5/32 at 100.00 259,865
TOTAL HOUSING/MULTIFAMILY 22,304,489
HOUSING/SINGLE FAMILY - 5.7%
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A:
1,725 3.600%, 4/01/33 10/27 at 100.00 1,720,602
1,130 3.750%, 10/01/35 10/27 at 100.00 1,122,121
2,150 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 2,131,025
2,710 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 2,535,529
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2020E:
1,540 2.250%, 10/01/40 4/29 at 100.00 1,153,355
1,225 3.500%, 4/01/51 4/29 at 102.44 1,219,711
2,000 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2024K, 4.150%, 10/01/39
10/32 at 100.00 2,012,877
7,090 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 4,850,355
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2022I:
1,885 4.500%, 10/01/42 4/31 at 100.00 1,894,804
1,445 4.600%, 10/01/46 4/31 at 100.00 1,449,615

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HOUSING/SINGLE FAMILY (continued)
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2023J:
$ 1,000 4.500%, 10/01/43 4/32 at 100.00 $ 1,008,846
1,150 4.700%, 10/01/48 4/32 at 100.00 1,155,308
TOTAL HOUSING/SINGLE FAMILY 22,254,148
LONG-TERM CARE - 0.6%
530 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44
9/24 at 100.00 522,995
2,170 (c),(d) New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40
1/28 at 102.00 1,504,128
490 (c),(d) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38
10/26 at 102.00 365,850
TOTAL LONG-TERM CARE 2,392,973
TAX OBLIGATION/GENERAL - 16.9%
1,000 Bernardsville, New Jersey, General Obligation Bonds, Bond Anticipation
Notes Series 2024, 4.000%, 3/27/25
No Opt. Call 1,004,673
5,000 Bridgewater & Raritan School District, Somerset County, New Jersey,
General Obligation Bonds, Series 2024, 4.000%, 7/15/45
1/33 at 100.00 5,058,360
800 Cumberland County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Vineland Public Safety Building Project,
Series 2017, 3.250%, 12/15/37
12/27 at 100.00 761,114
585 Cumberland County, New Jersey, General Obligation Bonds, General
Improvement Series 2024, 2.000%, 8/15/26
No Opt. Call 569,631
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 1,366,721
2,400 East Brunswick Township, Middlesex County, New Jersey, General
Obligation Bonds, General Improvement Water Utility Bond Anticipation
Notes Series 2024, 4.500%, 7/15/25
No Opt. Call 2,432,364
635 Essex County Improvement Authority, New Jersey, Lease Revenue Bonds,
Essex County Family Court Building House Projects, County Guaranteed
Series 2024, 5.000%, 6/18/25
No Opt. Call 644,894
15 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 13,005
Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
1,065 2.000%, 2/01/28 - BAM Insured No Opt. Call 1,013,166
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call 1,426,686
180 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 167,221
1,040 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018, 3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 1,034,822
1,000 Hudson County Improvement Authority, New Jersey, County Guaranteed
Pooled Notes, Series 2024B-1, 4.500%, 7/11/25
No Opt. Call 1,012,834
1,000 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020,
4.000%, 10/01/51
10/30 at 100.00 976,513
6,490 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Vocational Technical Schools
Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 6,609,296
1,000 Jersey City Board of Education, Hudson County, New Jersey, General
Obligation Bonds, School Energy Savings Refunding Series 2023, 4.250%,
8/15/45 - AGM Insured
8/33 at 100.00 1,025,545
1,295 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 1,201,064
2,000 Livingston Township, New Jersey, General Obligation Bonds, Series 2023,
5.000%, 12/10/24
No Opt. Call 2,010,036
1,000 Madison Borough Board of Education, Morris County, New Jersey,
General Obligation Bonds, School Series 2024, 1.000%, 8/15/30
No Opt. Call 870,191

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2022C:
$ 1,045 5.000%, 8/15/39 8/32 at 100.00 $ 1,190,858
1,125 5.000%, 8/15/40 8/32 at 100.00 1,271,929
Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2023:
1,000 5.000%, 12/01/34 12/33 at 100.00 1,184,492
650 5.000%, 12/01/35 12/33 at 100.00 766,504
575 5.000%, 12/01/36 12/33 at 100.00 674,465
500 5.000%, 12/01/41 12/33 at 100.00 569,722
1,900 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A, 5.000%,
9/01/32 - BAM Insured
9/26 at 100.00 1,966,478
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A:
2,065 5.000%, 6/01/25 No Opt. Call 2,102,217
120 5.000%, 6/01/26 No Opt. Call 125,136
2,610 4.000%, 6/01/31 No Opt. Call 2,804,393
1,015 3.000%, 6/01/32 No Opt. Call 1,000,920
140 4.000%, 6/01/32 No Opt. Call 150,878
605 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021, 4.000%, 7/15/36 -
BAM Insured
7/31 at 100.00 625,785
Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue
Bonds, Mulberry Pedestrian Bridge Redevelopment Project, Series 2022:
500 5.375%, 11/15/52 - AGM Insured 11/32 at 100.00 560,849
600 6.000%, 11/15/62 - AGM Insured 11/32 at 100.00 697,122
2,000 North Brunswick Township, New Jersey, General Obligation Bonds, Series
2024A, 5.000%, 7/08/25
No Opt. Call 2,033,225
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 1,312,750
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 2,019,105
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
1,054 5.625%, 7/01/29 No Opt. Call 1,133,867
1,477 4.000%, 7/01/33 7/31 at 103.00 1,466,085
669 4.000%, 7/01/37 7/31 at 103.00 654,504
1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement
Sewer Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 1,014,936
2,460 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.375%, 8/15/46
8/29 at 100.00 1,673,397
3,630 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
9/24 at 100.00 3,634,580
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
9/24 at 100.00 2,516,825
2,015 Union Township, Union County, New Jersey, General Obligation Bonds,
Bond Anticipation Notes Series 2024, 4.500%, 1/21/25
No Opt. Call 2,026,584
1,280 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 982,252
1,020 Woodbury School District, New Jersey, General Obligation Bonds, Series
2023, 4.000%, 8/15/41 - BAM Insured
8/30 at 100.00 1,031,755
TOTAL TAX OBLIGATION/GENERAL 66,389,749
TAX OBLIGATION/LIMITED - 17.7%
1,000 Bergen County Improvement Authority, New Jersey, County Guaranteed
Governmental Pooled Project Notes, Series 2024, 4.500%, 5/28/25
No Opt. Call 1,009,251
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call 684,775
1,000 Burlington County Bridge Commission, New Jersey, Governmental
Leasing Program Revenue Bonds, Series 2023D, 5.000%, 12/13/24
No Opt. Call 1,004,319

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 600 Burlington County Bridge Commission, New Jersey, Governmental
Leasing Program Revenue Bonds, Series 2024C, 4.500%, 8/05/25
No Opt. Call $ 607,505
225 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, Capital Program, Series 2022, 5.000%, 1/15/33
1/32 at 100.00 258,682
1,160 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 1,126,746
Casino Reinvestement Development Authority, New Jersey, Luxury Tax
Revenue Bonds, Series 2024A:
700 5.000%, 11/01/42 , (WI/DD) 11/34 at 100.00 771,939
250 4.000%, 11/01/44 , (WI/DD) 11/34 at 100.00 247,386
Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life Science
Exchange - H-1 Project Series 2023A:
2,940 5.000%, 8/15/49 8/33 at 100.00 3,242,386
2,000 4.000%, 8/15/53 8/33 at 100.00 1,961,847
1,050 5.000%, 8/15/53 8/33 at 100.00 1,152,032
New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A:
3,600 5.250%, 11/01/47 11/32 at 100.00 3,912,793
4,025 5.000%, 11/01/52 11/32 at 100.00 4,273,792
3,150 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 3,091,382
2,010 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call 2,061,829
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1:
255 5.000%, 6/15/29 6/26 at 100.00 263,625
175 5.000%, 6/15/30 6/26 at 100.00 180,472
3,845 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 3,958,148
New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC:
1,000 5.250%, 6/15/41 12/32 at 100.00 1,119,450
1,170 5.250%, 6/15/46 12/32 at 100.00 1,281,860
1,500 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 1,513,776
14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call 11,667,707
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call 5,239,784
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call 3,475,276
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call 731,397
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call 1,558,695
775 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.000%, 6/15/46
12/28 at 100.00 800,314
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB:
2,360 3.500%, 6/15/46 12/28 at 100.00 2,067,830
1,000 4.000%, 6/15/50 12/28 at 100.00 962,210
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding Series
2015, 3.750%, 5/01/36
5/25 at 100.00 1,141,703
1,500 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
9/24 at 100.00 1,500,136
2,740 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 2,752,118
1,749 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 1,729,746

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,835 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series
2013A, 5.000%, 3/01/34
No Opt. Call $ 2,051,891
TOTAL TAX OBLIGATION/LIMITED 69,402,802
TRANSPORTATION - 12.5%
1,000 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Refunding Series 2024B, 5.000%, 1/01/41
1/34 at 100.00 1,122,087
1,990 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 1,993,825
335 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2024A, 5.000%, 1/01/49
1/34 at 100.00 368,030
1,090 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 1,095,536
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017:
1,000 5.000%, 7/01/42 7/27 at 100.00 1,037,446
3,685 5.000%, 7/01/47 7/27 at 100.00 3,790,169
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A:
1,285 5.000%, 7/01/31 7/29 at 100.00 1,412,428
1,000 3.000%, 7/01/49 7/29 at 100.00 774,549
2,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
9/24 at 100.00 2,763,145
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013:
1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 9/24 at 100.00 1,706,930
1,645 5.625%, 1/01/52, (AMT) 9/24 at 100.00 1,646,349
1,515 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
9/24 at 100.00 1,516,441
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
9/24 at 101.00 382,804
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017:
1,000 5.000%, 10/01/37, (AMT) 10/27 at 100.00 1,033,928
2,390 5.000%, 10/01/47, (AMT) 10/27 at 100.00 2,431,462
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call 1,463,072
1,145 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/51
1/31 at 100.00 1,116,400
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A:
1,250 4.000%, 1/01/42 7/32 at 100.00 1,260,393
2,500 4.000%, 1/01/43 7/32 at 100.00 2,510,959
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B:
1,000 5.000%, 1/01/46 1/33 at 100.00 1,098,865
1,530 4.500%, 1/01/48 1/33 at 100.00 1,582,152
2,250 5.250%, 1/01/52 1/33 at 100.00 2,498,978
1,305 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2024B,
5.250%, 1/01/54
1/34 at 100.00 1,459,974
2,950 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/53, (AMT)
12/33 at 100.00 3,107,431
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/33, (AMT)
4/27 at 100.00 1,032,785
1,615 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Series 2022, 3.000%, 12/01/31
No Opt. Call 1,629,797
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twelfth Series 2019, 4.000%, 9/01/38
9/29 at 100.00 2,002,569
1,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39
11/24 at 100.00 1,001,060

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
$ 1,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/33 - AGM
Insured
11/29 at 100.00 $ 1,084,254
South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2022A:
2,350 4.625%, 11/01/47 11/32 at 100.00 2,405,555
650 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 707,295
TOTAL TRANSPORTATION 49,036,668
U.S. GUARANTEED - 1.2% (e)
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW:
4,110 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 4,196,797
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 255,279
215 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call 218,037
TOTAL U.S. GUARANTEED 4,670,113
UTILITIES - 10.7%
450 Guam Power Authority, Revenue Bonds, Refunding Series 2024A, 5.000%,
10/01/27
No Opt. Call 477,504
New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500 5.000%, 6/15/37, (AMT) 9/24 at 100.00 500,091
1,000 5.125%, 6/15/43, (AMT) 9/24 at 100.00 1,000,121
1,975 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
9/24 at 100.00 1,648,983
500 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011C, 3.000%, 8/01/41, (AMT)
9/24 at 100.00 418,032
3,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 2,950,321
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 4,456,641
New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2021A-1:
1,205 3.000%, 9/01/31 9/30 at 100.00 1,207,201
2,265 3.000%, 9/01/32 9/30 at 100.00 2,245,011
5,085 3.000%, 9/01/33 9/30 at 100.00 4,960,679
New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2022A-2:
6,295 5.000%, 9/01/47 9/32 at 100.00 6,967,892
2,000 5.000%, 9/01/52 9/32 at 100.00 2,193,893
New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2023A-W1:
1,500 5.000%, 9/01/30 No Opt. Call 1,707,242
500 5.000%, 9/01/34 No Opt. Call 599,406
North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease
Certificates, Senior Lien Series 2023:
700 5.000%, 6/01/36 - BAM Insured 12/33 at 100.00 809,675
500 5.000%, 6/01/37 - BAM Insured 12/33 at 100.00 574,365
500 5.000%, 6/01/38 - BAM Insured 12/33 at 100.00 571,939
750 5.000%, 6/01/39 - BAM Insured 12/33 at 100.00 854,237
375 5.000%, 6/01/44 - BAM Insured 12/33 at 100.00 418,638
695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call 794,954
1,920 Passaic Valley Water Commission, New Jersey, Water System Revenue
Bonds, Series 2023, 4.000%, 12/01/53 - AGM Insured
12/32 at 100.00 1,901,585

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call $ 4,658,564
TOTAL UTILITIES 41,916,974
TOTAL MUNICIPAL BONDS
(cost $387,550,332) 379,189,109
TOTAL LONG-TERM INVESTMENTS
(cost $387,550,332) 379,189,109
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  2.1%
X 8,010,000
MUNICIPAL BONDS - 2.1%   X 8,010,000
HEALTH CARE - 0 .5%
$ 2,010 (f) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Virtua Health, Series 2009B, 3.300%, 7/01/43
8/24 at 100.00 $ 2,010,000
TOTAL HEALTH CARE 2,010,000
TAX OBLIGATION/GENERAL - 0 .8%
3,000 (c),(f) Mercer County, New Jersey, General Obligation Bonds, Tender Option
Bond Floater Series  2024-005, 3.200%, 4/02/25
No Opt. Call 3,000,000
TOTAL TAX OBLIGATION/GENERAL 3,000,000
TAX OBLIGATION/LIMITED - 0 .8%
3,000 (c),(f) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Tender Option Bond Trust Series 2021-XM0929, 3.070%, 12/15/28
No Opt. Call 3,000,000
TOTAL TAX OBLIGATION/LIMITED 3,000,000
TOTAL Municipal Bonds
(cost $8,010,000) 8,010,000
TOTAL SHORT-TERM INVESTMENTS
(cost $8,010,000) 8,010,000
TOTAL INVESTMENTS
(cost $395,560,332) - 98.9% 387,199,109
OTHER ASSETS & LIABILITIES, NET - 1.1% 4,394,460
NET ASSETS - 100% $ 391,593,569
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $7,970,736 or 2.1% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen New York Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.9%
X
1,066,177,591
MUNICIPAL BONDS - 97.9%   X 1,066,177,591
CONSUMER STAPLES - 3.4%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
9/24 at 100.00 $ 14,527,594
76,105 (c) Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50
9/24 at 19.97 9,613,789
New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1:
895 5.625%, 6/01/35 No Opt. Call 918,953
6,885 5.750%, 6/01/43 No Opt. Call 7,043,513
1,330 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A
and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 1,267,178
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 1,029,874
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,713,869
TOTAL CONSUMER STAPLES 37,114,770
EDUCATION AND CIVIC ORGANIZATIONS - 9.3%
1,990 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
9/24 at 100.00 1,922,782
1,360 Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A, 4.500%, 6/15/43
6/31 at 100.00 1,357,026
550 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%, 6/15/52
6/32 at 100.00 557,034
3,360 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/52
7/32 at 100.00 3,505,596
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 1,344,000
2,200 5.500%, 11/01/44 11/24 at 100.00 1,320,000
1,265 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/41
6/31 at 100.00 1,121,050
2,395 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55
12/30 at 100.00 2,099,755
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A:
580 (c) 5.000%, 6/01/41 6/29 at 100.00 577,352
2,620 (c) 5.000%, 6/01/56 6/29 at 100.00 2,465,246
2,965 (c) Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 12.250%,
7/01/53
7/33 at 100.00 2,979,893
Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A:
3,835 5.000%, 7/15/42 7/32 at 100.00 3,967,875
3,015 5.000%, 7/15/50 7/32 at 100.00 3,067,119
Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007:
1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call 1,736,171
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call 769,465
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 8,808,635

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
$ 1,480 5.000%, 7/01/40 7/25 at 100.00 $ 1,490,751
2,790 5.000%, 7/01/45 7/25 at 100.00 2,804,046
1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call 1,254,173
2,250 Dormitory Authority of the State of New York, Revenue Bonds, Pace
University, Series 2024A, 5.500%, 5/01/49
5/34 at 100.00 2,475,924
3,250 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 3,417,451
1,000 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 1,060,884
8,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 8,728,209
3,450 (c) Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36
12/26 at 100.00 3,292,921
7,010 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call 1,939,785
3,040 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 2,785,391
200 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, Evergreen Charter School Project, Series 2022A, 5.500%,
6/15/57
6/32 at 100.00 207,541
7,835 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 7,635,366
5,750 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2023A, 5.000%, 7/01/53
7/33 at 100.00 6,270,459
300 (c) Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022, 5.875%, 7/01/52
7/32 at 100.00 309,359
850 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher University Project, Series 2024, 5.250%, 6/01/54
6/34 at 100.00 922,963
405 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 407,341
2,095 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 1,953,037
2,620 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 2,566,646
750 Oneida County Local Development Corporation, New York, Revenue
Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 663,040
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45
12/29 at 100.00 10,601,501
1,285 Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery, 4.000%,
9/01/40
9/30 at 100.00 1,273,804
1,765 Westchester County Local Development Corporation, New York, Revenue
Bonds, Pace University, Series 2014A, 5.500%, 5/01/42
11/24 at 100.00 1,774,437
Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational
Excellence Project, Series 2019A:
200 4.000%, 10/15/29 No Opt. Call 200,050
205 5.000%, 10/15/39 10/29 at 100.00 209,440
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 101,843,518

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FINANCIALS - 1.0%
$ 5,710 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call $ 6,676,277
3,475 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 4,169,934
TOTAL FINANCIALS 10,846,211
HEALTH CARE - 18.1%
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
15,600 4.000%, 5/01/45 5/32 at 100.00 14,813,991
18,290 4.250%, 5/01/52 5/32 at 100.00 18,053,431
9,255 5.000%, 5/01/52 5/32 at 100.00 9,876,552
15,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 14,681,070
3,600 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/35
8/28 at 100.00 3,711,635
Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A:
1,200 5.000%, 9/01/30 3/30 at 100.00 1,263,896
2,680 5.000%, 9/01/34 3/30 at 100.00 2,736,049
2,620 5.000%, 9/01/35 3/30 at 100.00 2,669,538
11,400 4.000%, 9/01/50 3/30 at 100.00 10,347,417
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 2,307,339
Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A:
14,500 4.000%, 7/01/50 7/30 at 100.00 14,082,132
33,955 4.000%, 7/01/53 7/30 at 100.00 32,923,674
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015:
600 (c) 5.000%, 12/01/24 No Opt. Call 600,281
500 (c) 5.000%, 12/01/25 6/25 at 100.00 501,390
450 (c) 5.000%, 12/01/29 6/25 at 100.00 450,849
1,100 (c) 5.000%, 12/01/32 6/25 at 100.00 1,100,921
1,100 (c) 5.000%, 12/01/33 6/25 at 100.00 1,100,652
1,000 (c) 5.000%, 12/01/35 6/25 at 100.00 999,348
1,300 (c) 5.000%, 12/01/40 6/25 at 100.00 1,272,389
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
1,510 (c) 5.000%, 12/01/24 No Opt. Call 1,510,707
2,000 (c) 5.000%, 12/01/26 No Opt. Call 2,011,525
1,200 (c) 5.000%, 12/01/27 6/27 at 100.00 1,206,981
4,250 (c) 5.000%, 12/01/36 6/27 at 100.00 4,182,065
Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B:
6,280 5.000%, 7/01/35 7/26 at 100.00 6,390,629
2,385 4.000%, 7/01/41 7/26 at 100.00 2,352,801
12,325 5.000%, 7/01/46 7/26 at 100.00 12,409,632
1,000 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Nuvance Health Issue, Series 2019B, 5.000%, 7/01/26
No Opt. Call 1,022,171
1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
9/24 at 100.00 1,395,228
6,605 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 6,660,222
4,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 4,229,767
375 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2015, 5.000%, 7/01/34
7/25 at 100.00 379,637

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
$ 20,010 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 $ 19,130,018
380 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 433,619
TOTAL HEALTH CARE 196,807,556
HOUSING/MULTIFAMILY - 0.1%
1,245 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
9/24 at 100.00 1,245,607
TOTAL HOUSING/MULTIFAMILY 1,245,607
INDUSTRIALS - 2.3%
17,020 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 17,034,247
7,550 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34
11/24 at 100.00 7,564,778
80 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.500%, 9/15/52
3/30 at 100.00 67,956
TOTAL INDUSTRIALS 24,666,981
LONG-TERM CARE - 0.1%
535 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
9/24 at 100.00 524,111
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 520,091
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
330 (c) 6.100%, 7/01/28 9/24 at 100.00 288,985
210 (c) 6.200%, 7/01/33 9/24 at 100.00 162,853
TOTAL LONG-TERM CARE 1,496,040
MATERIALS - 0.2%
Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
105 (c) 4.500%, 1/01/25, (AMT) No Opt. Call 105,139
2,145 (c) 5.000%, 1/01/35, (AMT) 1/25 at 100.00 2,152,122
TOTAL MATERIALS 2,257,261
TAX OBLIGATION/GENERAL - 4.9%
5,165 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2023A, 4.000%, 4/01/53
4/33 at 100.00 5,032,734
5,845 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.000%, 10/01/39
10/27 at 100.00 6,109,794
New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1:
7,210 5.000%, 3/01/39 3/28 at 100.00 7,590,632
6,050 5.000%, 3/01/40 3/28 at 100.00 6,355,314
3,875 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/45
4/28 at 100.00 4,042,178
5,450 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 5,831,067
5,790 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
B-1, 5.250%, 10/01/47
10/32 at 100.00 6,365,714

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
$ 10,000 4.000%, 7/01/33 7/31 at 103.00 $ 9,926,098
2,770 4.000%, 7/01/41 7/31 at 103.00 2,632,776
TOTAL TAX OBLIGATION/GENERAL 53,886,307
TAX OBLIGATION/LIMITED - 20.6%
Dormitory Authority of the State of New York, Residential Insitutions for
Children Revenue Bonds, Series 2008-A1:
1,585 5.000%, 6/01/33 9/24 at 100.00 1,596,021
1,985 5.000%, 6/01/38 9/24 at 100.00 1,987,215
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36 - AGC
Insured
9/24 at 100.00 20,033
8,865 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 9,054,508
2,040 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/49
3/31 at 100.00 2,178,880
17,140 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 17,706,772
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/42
3/28 at 100.00 10,479,032
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
2,135 5.000%, 11/15/26 11/25 at 100.00 2,175,378
1,455 5.000%, 11/15/29 11/25 at 100.00 1,481,626
2,170 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 2,284,583
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A:
5,710 5.000%, 2/15/39 2/27 at 100.00 5,929,013
3,955 5.000%, 2/15/42 2/27 at 100.00 4,085,363
1,045 5.000%, 2/15/45 2/27 at 100.00 1,076,012
2,935 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Green Series 2024A, 4.000%, 11/15/51
11/34 at 100.00 2,866,547
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 5.000%, 11/15/46
5/32 at 100.00 5,923,642
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
9/24 at 100.00 4,005,074
9,335 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2020 Subseries S-1B, 4.000%, 7/15/43
7/29 at 100.00 9,362,786
New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1:
1,615 5.000%, 7/15/34 1/26 at 100.00 1,654,275
1,165 5.000%, 7/15/35 1/26 at 100.00 1,192,860
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/34
2/25 at 100.00 5,038,878
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 5,126,740
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 5,157,958
5,375 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 5,543,754
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/38
5/27 at 100.00 5,213,832
4,020 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%, 11/01/47
11/29 at 100.00 3,946,751
5,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 5,295,061
9,585 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 10,464,495
15,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 4.125%, 3/15/57
9/32 at 100.00 14,714,905

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C:
$ 7,000 5.000%, 3/15/47 9/30 at 100.00 $ 7,469,235
3,800 4.000%, 3/15/49 9/30 at 100.00 3,727,307
500 Oneida Indian Nation, New York, Tax Revenue Bonds, Series 2024B,
6.000%, 9/01/43
9/31 at 102.00 550,951
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
2,393 0.000%, 7/01/46 7/28 at 41.38 806,904
28,646 5.000%, 7/01/58 7/28 at 100.00 28,772,687
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A:
5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 4,464,885
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 1,481,889
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 958,234
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 4,162,952
2,340 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 2,285,149
9,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 9,345,714
1,650 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 1,758,277
2,255 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 2,231,762
9,500 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/59
5/34 at 100.00 10,492,197
TOTAL TAX OBLIGATION/LIMITED 224,070,137
TRANSPORTATION - 29.9%
2,700 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2016A-1, 5.250%, 11/15/56
5/26 at 100.00 2,739,432
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 2,093,557
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1:
3,600 4.750%, 11/15/45 5/30 at 100.00 3,692,655
9,200 5.000%, 11/15/50 5/30 at 100.00 9,606,906
2,000 5.250%, 11/15/55 5/30 at 100.00 2,103,272
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 2,575,545
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 7,666,373
6,655 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42
5/28 at 100.00 6,570,655
5,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 5,813,130
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 8,662,125
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.000%, 11/15/34
11/26 at 100.00 2,584,658
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007:
2,800 (d) 2.300%, 10/01/37 9/24 at 100.00 1,792,000
2,000 (d) 2.350%, 10/01/46 9/24 at 100.00 1,280,000
6,645 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%,
7/01/28, (AMT)
9/24 at 100.00 6,646,970
2,695 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 2,676,597

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
New York State Thruway Authority, General Revenue Bonds, Series 2020N:
$ 5,000 4.000%, 1/01/42 1/30 at 100.00 $ 4,988,325
3,000 4.000%, 1/01/43 1/30 at 100.00 2,965,138
8,515 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A, 5.000%, 1/01/51
1/26 at 100.00 8,637,040
New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021:
1,915 4.000%, 10/31/41, (AMT) 10/31 at 100.00 1,766,374
3,720 4.000%, 10/31/46, (AMT) 10/31 at 100.00 3,307,051
23,765 4.000%, 4/30/53, (AMT) 10/31 at 100.00 20,411,706
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
4,750 4.000%, 7/01/31, (AMT) 9/24 at 100.00 4,750,166
12,020 5.000%, 7/01/46, (AMT) 9/24 at 100.00 12,019,531
24,965 5.250%, 1/01/50, (AMT) 9/24 at 100.00 24,964,696
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
6,055 5.000%, 8/01/26, (AMT) 9/24 at 100.00 6,064,201
12,610 5.000%, 8/01/31, (AMT) 9/24 at 100.00 12,624,189
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 1,861,966
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023:
2,080 6.000%, 6/30/54, (AMT) 6/31 at 100.00 2,273,831
14,915 5.375%, 6/30/60, (AMT) 6/31 at 100.00 15,564,037
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A:
2,500 5.000%, 12/01/24, (AMT) No Opt. Call 2,507,922
1,280 5.000%, 12/01/37, (AMT) 12/30 at 100.00 1,352,584
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 212,691
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 118,305
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C:
1,540 5.000%, 12/01/34 12/30 at 100.00 1,673,160
1,745 5.000%, 12/01/35 12/30 at 100.00 1,888,884
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022:
2,010 5.000%, 12/01/35, (AMT) 12/32 at 100.00 2,172,326
10,000 5.000%, 12/01/36, (AMT) 12/32 at 100.00 10,756,177
3,000 5.000%, 12/01/37, (AMT) 12/32 at 100.00 3,216,410
1,000 5.000%, 12/01/40, (AMT) 12/32 at 100.00 1,056,310
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018:
1,300 5.000%, 1/01/27, (AMT) No Opt. Call 1,337,234
10,200 5.000%, 1/01/28, (AMT) No Opt. Call 10,623,592
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 10,389,652
1,300 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.375%, 10/01/45, (AMT)
10/30 at 100.00 1,252,252
5,400 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 6,074,686

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
Niagara Frontier Transportation Authority, New York, Airport Revenue
Bonds, Buffalo International Airport, Series 2014A:
$ 2,000 5.000%, 4/01/25, (AMT) 9/24 at 100.00 $ 2,001,028
3,775 5.000%, 4/01/26, (AMT) 9/24 at 100.00 3,777,450
480 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45
5/25 at 100.00 484,576
15,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 15,445,406
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/44, (AMT)
11/29 at 100.00 2,577,021
10,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 10,615,426
7,495 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty-Fourth Series 2024, 5.000%, 7/15/54
7/34 at 100.00 8,226,976
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022, 5.000%, 1/15/47, (AMT)
1/33 at 100.00 5,294,693
4,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 4,431,224
8,055 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B, 5.000%,
11/15/38
5/27 at 100.00 8,376,645
3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39
11/24 at 100.00 3,920,279
10,900 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49
5/29 at 100.00 11,396,848
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/56
5/31 at 100.00 5,311,250
TOTAL TRANSPORTATION 325,193,133
U.S. GUARANTEED - 0.7% (e)
1,230 Build New York City Resource Corporation, New York, Revenue Bonds,
YMCA of Greater New York Project, Series 2015, 4.000%, 8/01/36, (Pre-
refunded 8/01/25)
8/25 at 100.00 1,242,564
5 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%,
2/15/32, (Pre-refunded 2/15/25)
2/25 at 100.00 5,049
3,290 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 4.000%, 3/15/28, (Pre-
refunded 9/15/25)
9/25 at 100.00 3,337,953
2,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2015
Series GG, 5.000%, 6/15/27, (Pre-refunded 6/15/25)
6/25 at 100.00 2,938,336
TOTAL U.S. GUARANTEED 7,523,902
UTILITIES - 7.3%
4,875 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 5,304,109
2,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2000A, 0.000%, 6/01/25 - AGM Insured
No Opt. Call 1,949,779
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017:
2,215 5.000%, 9/01/42 9/27 at 100.00 2,312,399
695 5.000%, 9/01/47 9/27 at 100.00 721,826
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.250%, 6/15/47
12/26 at 100.00 5,204,745
7,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series CC-1, 5.000%, 6/15/48
6/27 at 100.00 7,708,032
9,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 9,672,696

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 25,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series CC-1, 5.250%, 6/15/54
6/34 at 100.00 $ 27,887,465
4,980 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 4,907,162
4,080 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.000%, 11/15/48 - AGM Insured
11/33 at 100.00 4,545,193
9,400 (c) Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A,
4.750%, 11/01/42, (AMT)
9/24 at 100.00 9,012,762
TOTAL UTILITIES 79,226,168
TOTAL MUNICIPAL BONDS
(cost $1,051,354,475) 1,066,177,591
TOTAL LONG-TERM INVESTMENTS
(cost $1,051,354,475) 1,066,177,591
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.3%
X 3,100,000
MUNICIPAL BONDS - 0.3%   X 3,100,000
EDUCATION AND CIVIC ORGANIZATIONS - 0 .3%
$ 3,100 (f) Dormitory Authority of the State of New York, Revenue Bonds, Columbia
University, Variable Supported Debt Series 2003B, 2.800%, 7/01/28
9/24 at 100.00 $ 3,100,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 3,100,000
TOTAL Municipal Bonds
(cost $3,100,000) 3,100,000
TOTAL SHORT-TERM INVESTMENTS
(cost $3,100,000) 3,100,000
TOTAL INVESTMENTS
(cost $1,054,454,475) - 98.2% 1,069,277,591
OTHER ASSETS & LIABILITIES, NET - 1.8% 20,080,660
NET ASSETS - 100% $ 1,089,358,251
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $72,596,309 or 6.8% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2024 (Unaudited)
California High
Yield California Connecticut Massachusetts New Jersey New York
ASSETS
Long-term investments, at value
†
$ 1,339,892,304 $ 1,708,957,886 $ 226,012,882 $ 560,945,193 $ 379,189,109 $ 1,066,177,591
Short-term investments, at value
◊
52,425,000 10,000,000 3,000,000 7,430,000 8,010,000 3,100,000
Cash 1,644,989 5,974,152 3,251,356 1,663,558 50,317 8,466,943
Receivables:
Interest 25,322,139 19,925,108 2,300,911 6,203,190 4,101,397 12,828,238
Investments sold 10,630,049 6,437,370 3,425,014 – 2,195,000 –
Shares sold 1,802,709 1,822,446 526,199 295,138 184,636 2,391,345
Other 95,610 111,468 51,433 46,418 26,773 98,462
Total assets 1,431,812,800 1,753,228,430 238,567,795 576,583,497 393,757,232 1,093,062,579
LIABILITIES
Floating rate obligations 293,085,000 – – – – –
Payables:
Management fees 505,022 696,035 100,491 238,172 163,511 438,189
Dividends 435,088 1,140,036 70,799 159,855 152,621 507,784
Interest 5,830,191 – – – – –
Investments purchased - when-issued/delayed-
delivery settlement – – – 1,177,910 1,021,575 –
Shares redeemed 2,421,434 6,922,911 213,991 1,395,590 625,620 2,295,477
Accrued expenses:
Custodian fees 101,138 130,914 41,120 76,457 51,229 97,665
Trustees fees 48,314 91,233 23,471 19,989 18,393 76,219
Professional fees 60,475 73,621 23,849 37,348 30,094 53,909
Shareholder reporting expenses 22,211 31,333 6,526 18,292 13,200 25,116
Shareholder servicing agent fees 88,479 165,854 20,705 85,757 49,137 113,503
12b-1 distribution and service fees 113,329 152,984 23,712 44,177 37,990 95,835
Other 367 431 279 313 293 631
Total liabilities 302,711,048 9,405,352 524,943 3,253,860 2,163,663 3,704,328
Commitments and contingencies
(1)
Net assets $ 1,129,101,752 $ 1,743,823,078 $ 238,042,852 $ 573,329,637 $ 391,593,569 $ 1,089,358,251
NET ASSETS CONSIST OF:
Paid-in capital $ 1,372,798,869 $ 1,928,045,615 $ 258,591,768 $ 628,488,507 $ 412,196,517 $ 1,200,958,078
Total distributable earnings (loss) (243,697,117) (184,222,537) (20,548,916) (55,158,870) (20,602,948) (111,599,827)
Net assets $ 1,129,101,752 $ 1,743,823,078 $ 238,042,852 $ 573,329,637 $ 391,593,569 $ 1,089,358,251
†
Long-term investments, cost $ 1,339,960,596 $ 1,723,857,351 $ 231,439,132 $ 560,818,208 $ 387,550,332 $ 1,051,354,475
◊
Short-term investments, cost $ 52,425,000 $ 10,000,000 $ 3,000,000 $ 7,430,000 $ 8,010,000 $ 3,100,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

California High
Yield California Connecticut Massachusetts New Jersey New York
CLASS A:
Net assets $ 539,545,991 $ 773,033,309 $ 123,304,028 $ 235,875,973 $ 181,679,756 $ 489,918,110
Shares outstanding 66,936,547 75,898,983 12,745,240 25,202,522 17,094,230 49,546,959
Net asset value ("NAV") per share $ 8.06 $ 10.19 $ 9.67 $ 9.36 $ 10.63 $ 9.89
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 8.41 $ 10.64 $ 10.09 $ 9.77 $ 11.10 $ 10.32
CLASS C:
Net assets $ 25,405,319 $ 25,110,295 $ 3,331,433 $ 4,287,042 $ 8,160,723 $ 15,946,650
Shares outstanding 3,155,368 2,476,273 345,058 461,579 771,631 1,614,492
NAV and offering price per share $ 8.05 $ 10.14 $ 9.65 $ 9.29 $ 10.58 $ 9.88
CLASS I:
Net assets $ 564,150,442 $ 945,679,474 $ 111,407,391 $ 333,166,622 $ 201,753,090 $ 583,493,491
Shares outstanding 70,061,443 92,820,863 11,489,962 35,580,506 18,919,906 58,967,904
NAV and offering price per share $ 8.05 $ 10.19 $ 9.70 $ 9.36 $ 10.66 $ 9.90
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended August 31, 2024 (Unaudited)
California High
Yield California Connecticut Massachusetts
INVESTMENT INCOME
Interest $ 36,795,454 $ 37,445,087 $ 4,489,975 $ 11,147,500
Total investment income 36,795,454 37,445,087 4,489,975 11,147,500
EXPENSES
– – – –
Management fees 2,936,006 4,083,302 607,667 1,421,272
12b-1 service fees - Class A 530,097 777,873 119,675 249,715
12b-1 distribution and service fees - Class C 138,819 133,372 18,549 22,243
Shareholder servicing agent fees - Class A 73,387 135,070 21,138 64,349
Shareholder servicing agent fees - Class C 3,846 4,617 654 1,143
Shareholder servicing agent fees - Class I 76,318 160,694 20,920 84,293
Interest expense 5,794,193 211,450 4,653 32,158
Trustees fees 20,757 32,245 4,617 10,871
Custodian expenses, net 55,389 70,810 18,416 34,148
Registration fees 19,557 3,684 3,513 3,771
Professional fees 100,972 68,497 30,655 39,589
Shareholder reporting expenses 22,411 35,735 14,597 25,790
Other 9,344 13,029 4,172 8,198
Total expenses 9,781,096 5,730,378 869,226 1,997,540
Net investment income (loss) 27,014,358 31,714,709 3,620,749 9,149,960
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (15,487,050) (2,996,816) 18,346 (1,130,999)
Net realized gain (loss) (15,487,050) (2,996,816) 18,346 (1,130,999)
Change in unrealized appreciation (depreciation) on:
Investments 31,924,390 12,558,343 1,193,504 2,437,198
Net change in unrealized appreciation (depreciation) 31,924,390 12,558,343 1,193,504 2,437,198
Net realized and unrealized gain (loss) 16,437,340 9,561,527 1,211,850 1,306,199
Net increase (decrease) in net assets from operations $ 43,451,698 $ 41,276,236 $ 4,832,599 $ 10,456,159

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended August 31, 2024 (Unaudited) New Jersey New York
INVESTMENT INCOME
Interest $ 7,468,393 $ 24,778,900
Total investment income 7,468,393 24,778,900
EXPENSES
– –
Management fees 961,937 2,572,543
12b-1 service fees - Class A 185,099 486,193
12b-1 distribution and service fees - Class C 44,135 83,708
Shareholder servicing agent fees - Class A 42,082 99,237
Shareholder servicing agent fees - Class C 2,006 3,420
Shareholder servicing agent fees - Class I 44,315 116,155
Interest expense 26,024 97,741
Trustees fees 7,313 20,156
Custodian expenses, net 29,871 46,236
Registration fees 1,613 2,452
Professional fees 34,923 52,262
Shareholder reporting expenses 20,611 39,287
Other 5,294 9,672
Total expenses 1,405,223 3,629,062
Net investment income (loss) 6,063,170 21,149,838
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (931,858) 16,627
Net realized gain (loss) (931,858) 16,627
Change in unrealized appreciation (depreciation) on:
Investments 1,048,967 1,029,173
Net change in unrealized appreciation (depreciation) 1,048,967 1,029,173
Net realized and unrealized gain (loss) 117,109 1,045,800
Net increase (decrease) in net assets from operations $ 6,180,279 $ 22,195,638

Statement of Changes in Net Assets
See Notes to Financial Statements

California High Yield California
Unaudited
Six Months Ended
8/31/24
Year Ended
2/29/24
Unaudited
Six Months Ended
8/31/24
Year Ended
2/29/24
OPERATIONS
Net investment income (loss) $ 27,014,358 $ 47,066,989 $ 31,714,709 $ 62,646,505
Net realized gain (loss) (15,487,050) (54,189,277) (2,996,816) (9,825,082)
Net change in unrealized appreciation (depreciation) 31,924,390 56,390,132 12,558,343 30,700,696
Net increase (decrease) in net assets from operations 43,451,698 49,267,844 41,276,236 83,522,119
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (10,533,488) (22,579,161) (13,966,617) (27,112,106)
Class C (447,861) (1,176,943) (378,256) (924,819)
Class I (11,590,689) (23,509,180) (17,679,480) (34,796,759)
Total distributions (22,572,038) (47,265,284) (32,024,353) (62,833,684)
FUND SHARE TRANSACTIONS
Subscriptions 131,391,347 520,621,315 198,091,835 833,336,788
Reinvestments of distributions 20,029,415 41,870,306 25,451,202 50,334,162
Redemptions (145,373,848) (617,717,505) (198,148,081) (894,089,614)
Net increase (decrease) from Fund share transactions 6,046,914 (55,225,884) 25,394,956 (10,418,664)
Net increase (decrease) in net assets 26,926,574 (53,223,324) 34,646,839 10,269,771
Net assets at the beginning of period 1,102,175,178 1,155,398,502 1,709,176,239 1,698,906,468
Net assets at the end of period $ 1,129,101,752 $ 1,102,175,178 $ 1,743,823,078 $ 1,709,176,239

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Connecticut Massachusetts
Unaudited
Six Months Ended
8/31/24
Year Ended
2/29/24
Unaudited
Six Months Ended
8/31/24
Year Ended
2/29/24
OPERATIONS
Net investment income (loss) $ 3,620,749 $ 6,517,791 $ 9,149,960 $ 18,376,531
Net realized gain (loss) 18,346 (2,296,563) (1,130,999) (21,992,068)
Net change in unrealized appreciation (depreciation) 1,193,504 7,815,476 2,437,198 27,454,171
Net increase (decrease) in net assets from operations 4,832,599 12,036,704 10,456,159 23,838,634
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,743,843) (3,289,051) (3,791,326) (7,159,982)
Class C (39,175) (84,969) (49,413) (103,532)
Class I (1,835,721) (2,930,546) (5,275,530) (10,889,096)
Total distributions (3,618,739) (6,304,566) (9,116,269) (18,152,610)
FUND SHARE TRANSACTIONS
Subscriptions 30,466,003 98,140,662 41,236,223 315,430,756
Reinvestments of distributions 3,191,738 5,441,452 8,178,116 16,138,304
Redemptions (37,362,545) (82,633,702) (64,553,164) (378,046,582)
Net increase (decrease) from Fund share transactions (3,704,804) 20,948,412 (15,138,825) (46,477,522)
Net increase (decrease) in net assets (2,490,944) 26,680,550 (13,798,935) (40,791,498)
Net assets at the beginning of period 240,533,796 213,853,246 587,128,572 627,920,070
Net assets at the end of period $ 238,042,852 $ 240,533,796 $ 573,329,637 $ 587,128,572

See Notes to Financial Statements

New Jersey New York
Unaudited
Six Months Ended
8/31/24
Year Ended
2/29/24
Unaudited
Six Months Ended
8/31/24
Year Ended
2/29/24
OPERATIONS
Net investment income (loss) $ 6,063,170 $ 12,254,453 $ 21,149,838 $ 41,943,090
Net realized gain (loss) (931,858) (7,767,232) 16,627 (15,161,768)
Net change in unrealized appreciation (depreciation) 1,048,967 14,077,877 1,029,173 31,160,744
Net increase (decrease) in net assets from operations 6,180,279 18,565,098 22,195,638 57,942,066
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,874,245) (6,064,783) (9,409,284) (19,510,462)
Class C (102,667) (202,780) (258,361) (628,686)
Class I (3,232,631) (5,849,312) (11,522,359) (21,290,301)
Total distributions (6,209,543) (12,116,875) (21,190,004) (41,429,449)
FUND SHARE TRANSACTIONS
Subscriptions 33,248,331 150,343,480 119,397,364 455,467,099
Reinvestments of distributions 5,310,468 10,398,555 18,202,334 35,148,859
Redemptions (36,968,131) (192,953,009) (105,827,927) (584,203,082)
Net increase (decrease) from Fund share transactions 1,590,668 (32,210,974) 31,771,771 (93,587,124)
Net increase (decrease) in net assets 1,561,404 (25,762,751) 32,777,405 (77,074,507)
Net assets at the beginning of period 390,032,165 415,794,916 1,056,580,846 1,133,655,353
Net assets at the end of period $ 391,593,569 $ 390,032,165 $ 1,089,358,251 $ 1,056,580,846

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended August 31, 2024 (Unaudited)
California High
Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 43,451,698
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (129,236,190)
Proceeds from sale and maturities of investments 140,149,474
Proceeds from (Purchase of) short-term investments, net (47,500,000)
Amortization (Accretion) of premiums and discounts, net (982,822)
(Increase) Decrease in:
Receivable for interest (4,116,641)
Receivable for investments sold (10,585,049)
Other assets 19,248
Increase (Decrease) in:
Payable for interest 3,447,998
Payable for management fees 39,373
Accrued custodian fees (4,407)
Accrued 12b-1 distribution and service fees 4,365
Accrued Trustees fees (32,685)
Accrued professional fees (6)
Accrued shareholder reporting expenses 5,954
Accrued shareholder servicing agent fees (9,510)
Accrued other expenses (1,561)
Net realized (gain) loss from investments 15,487,050
Net realized (gain) loss from paydowns (122)
Net change in unrealized (appreciation) depreciation of investments (31,924,390)
Net cash provided by (used in) operating activities (21,788,223)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from floating rate obligations 53,130,000
(Repayments of) floating rate obligations (32,949,000)
Cash distributions paid to common shareholders (2,518,315)
Subscriptions 131,012,745
Redemptions (146,055,334)
Net cash provided by (used in) financing activities 2,620,096
Net increase (decrease) in Cash (19,168,127)
Cash at the beginning of period 20,813,116
Cash at the end of period $ 1,644,989
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
California High
Yield
Cash paid for interest
$ 2,176,437
Non-cash financing activities not included herein consists of reinvestments of share distributions 20,029,415

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California High Yield
Class
A
8/31/24(e)
$ 7.91 $ 0.19 $ 0.12 $ 0.31 $ (0.16) $ — $ (0.16) $ 8.06
2/29/24
7.91 0.33 (0.01) 0.32 (0.32) — (0.32) 7.91
2/28/23
9.89 0.36 (1.96) (1.60) (0.38) — (0.38) 7.91
2/28/22
10.17 0.38 (0.27) 0.11 (0.39) — (0.39) 9.89
2/28/21
10.62 0.40 (0.47) (0.07) (0.38) — (0.38) 10.17
2/29/20
9.51 0.37 1.11 1.48 (0.37) — (0.37) 10.62
Class
C
8/31/24(e)
7.90 0.16 0.12 0.28 (0.13) — (0.13) 8.05
2/29/24
7.90 0.26 — 0.26 (0.26) — (0.26) 7.90
2/28/23
9.88 0.30 (1.97) (1.67) (0.31) — (0.31) 7.90
2/28/22
10.16 0.30 (0.27) 0.03 (0.31) — (0.31) 9.88
2/28/21
10.61 0.32 (0.47) (0.15) (0.30) — (0.30) 10.16
2/29/20
9.50 0.29 1.11 1.40 (0.29) — (0.29) 10.61
Class
I
8/31/24(e)
7.90 0.20 0.12 0.32 (0.17) — (0.17) 8.05
2/29/24
7.90 0.34 — 0.34 (0.34) — (0.34) 7.90
2/28/23
9.89 0.38 (1.97) (1.59) (0.40) — (0.40) 7.90
2/28/22
10.17 0.40 (0.27) 0.13 (0.41) — (0.41) 9.89
2/28/21
10.61 0.42 (0.46) (0.04) (0.40) — (0.40) 10.17
2/29/20
9.50 0.39 1.11 1.50 (0.39) — (0.39) 10.61
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
3 .96% $ 539,546 1 .84% (f) 0 .80% (f) 4 .79% (f) 10%
4 .28 525,972 1 .83 0 .83 4 .20 38
( 16 .24 ) 557,165 1 .51 0 .81 4 .37 59
0 .97 730,028 0 .97 0 .78 3 .66 13
( 0 .53 ) 635,387 1 .09 0 .80 4 .00 22
15 .84 659,621 1 .21 0 .80 3 .64 2
3 .57 25,405 2 .64 (f) 1 .60 (f) 3 .98 (f) 10
3 .48 29,844 2 .63 1 .63 3 .37 38
( 16 .95 ) 40,345 2 .31 1 .61 3 .56 59
0 .15 64,538 1 .77 1 .58 2 .86 13
( 1 .33 ) 71,002 1 .89 1 .60 3 .20 22
14 .94 86,897 2 .01 1 .60 2 .85 2
4 .08 564,150 1 .64 (f) 0 .60 (f) 4 .99 (f) 10
4 .53 546,359 1 .63 0 .63 4 .36 38
( 16 .16 ) 557,889 1 .31 0 .61 4 .53 59
1 .14 689,842 0 .77 0 .58 3 .85 13
( 0 .26 ) 607,992 0 .89 0 .60 4 .19 22
16 .06 695,396 1 .01 0 .60 3 .84 2

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California
Class
A
8/31/24(e)
$ 10.13 $ 0.18 $ 0.06 $ 0.24 $ (0.18) $ — $ (0.18) $ 10.19
2/29/24
10.00 0.36 0.13 0.49 (0.36) — (0.36) 10.13
2/28/23
11.17 0.33 (1.19) (0.86) (0.31) — (0.31) 10.00
2/28/22
11.49 0.26 (0.32) (0.06) (0.26) — (0.26) 11.17
2/28/21
11.81 0.29 (0.33) (0.04) (0.28) — (0.28) 11.49
2/29/20
10.96 0.32 0.87 1.19 (0.34) — (0.34) 11.81
Class
C
8/31/24(e)
10.09 0.14 0.05 0.19 (0.14) — (0.14) 10.14
2/29/24
9.96 0.28 0.14 0.42 (0.29) — (0.29) 10.09
2/28/23
11.13 0.25 (1.19) (0.94) (0.23) — (0.23) 9.96
2/28/22
11.45 0.17 (0.33) (0.16) (0.16) — (0.16) 11.13
2/28/21
11.76 0.20 (0.32) (0.12) (0.19) — (0.19) 11.45
2/29/20
10.92 0.23 0.86 1.09 (0.25) — (0.25) 11.76
Class
I
8/31/24(e)
10.14 0.19 0.06 0.25 (0.20) — (0.20) 10.19
2/29/24
10.00 0.38 0.15 0.53 (0.39) — (0.39) 10.14
2/28/23
11.19 0.35 (1.21) (0.86) (0.33) — (0.33) 10.00
2/28/22
11.51 0.28 (0.32) (0.04) (0.28) — (0.28) 11.19
2/28/21
11.82 0.31 (0.31) — (0.31) — (0.31) 11.51
2/29/20
10.97 0.35 0.86 1.21 (0.36) — (0.36) 11.82
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
2 .43% $ 773,033 0 .75% (f) 0 .73% (f) 3 .57% (f) 7%
5 .06 777,264 0 .74 0 .73 3 .65 29
( 7 .69 ) 736,628 0 .76 0 .74 3 .23 87
( 0 .61 ) 860,807 0 .72 0 .72 2 .22 27
( 0 .29 ) 921,120 0 .73 0 .73 2 .51 25
11 .00 743,072 0 .74 0 .74 2 .84 13
1 .94 25,110 1 .55 (f) 1 .53 (f) 2 .77 (f) 7
4 .26 28,731 1 .54 1 .53 2 .85 29
( 8 .48 ) 37,046 1 .56 1 .54 2 .42 87
( 1 .42 ) 58,842 1 .52 1 .52 1 .43 27
( 0 .99 ) 70,693 1 .53 1 .53 1 .73 25
10 .06 80,258 1 .54 1 .54 2 .05 13
2 .45 945,679 0 .55 (f) 0 .53 (f) 3 .77 (f) 7
5 .41 903,181 0 .54 0 .53 3 .85 29
( 7 .64 ) 925,232 0 .56 0 .54 3 .42 87
( 0 .40 ) 1,396,276 0 .52 0 .52 2 .43 27
0 .00 (g) 1,370,713 0 .53 0 .53 2 .72 25
11 .20 1,146,758 0 .54 0 .54 3 .05 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Connecticut
Class
A
8/31/24(d)
$ 9.63 $ 0.14 $ 0.04 $ 0.18 $ (0.14) $ — $ (0.14) $ 9.67
2/29/24
9.38 0.27 0.25 0.52 (0.27) — (0.27) 9.63
2/28/23
10.44 0.24 (1.07) (0.83) (0.23) — (0.23) 9.38
2/28/22
10.72 0.23 (0.27) (0.04) (0.24) — (0.24) 10.44
2/28/21
10.99 0.28 (0.25) 0.03 (0.30) — (0.30) 10.72
2/29/20
10.39 0.31 0.60 0.91 (0.31) — (0.31) 10.99
Class
C
8/31/24(d)
9.61 0.10 0.04 0.14 (0.10) — (0.10) 9.65
2/29/24
9.36 0.20 0.24 0.44 (0.19) — (0.19) 9.61
2/28/23
10.41 0.16 (1.06) (0.90) (0.15) — (0.15) 9.36
2/28/22
10.69 0.15 (0.28) (0.13) (0.15) — (0.15) 10.41
2/28/21
10.97 0.20 (0.26) (0.06) (0.22) — (0.22) 10.69
2/29/20
10.37 0.22 0.61 0.83 (0.23) — (0.23) 10.97
Class
I
8/31/24(d)
9.65 0.15 0.05 0.20 (0.15) — (0.15) 9.70
2/29/24
9.40 0.29 0.24 0.53 (0.28) — (0.28) 9.65
2/28/23
10.46 0.26 (1.07) (0.81) (0.25) — (0.25) 9.40
2/28/22
10.74 0.25 (0.27) (0.02) (0.26) — (0.26) 10.46
2/28/21
11.02 0.30 (0.25) 0.05 (0.33) — (0.33) 10.74
2/29/20
10.42 0.33 0.61 0.94 (0.34) — (0.34) 11.02
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .90% $ 123,304 0 .80% (e) 0 .80% (e) 2 .91% (e) 6%
5 .60 118,241 0 .80 0 .78 2 .92 14
( 7 .94 ) 122,309 0 .81 0 .79 2 .51 16
( 0 .43 ) 158,274 0 .78 0 .78 2 .16 17
0 .34 160,706 0 .80 0 .79 2 .63 9
8 .90 159,680 0 .81 0 .80 2 .87 11
1 .49 3,331 1 .60 (e) 1 .60 (e) 2 .10 (e) 6
4 .76 4,036 1 .60 1 .58 2 .11 14
( 8 .63 ) 4,573 1 .61 1 .59 1 .72 16
( 1 .25 ) 5,790 1 .58 1 .58 1 .36 17
( 0 .54 ) 7,002 1 .60 1 .59 1 .83 9
8 .07 6,529 1 .60 1 .59 2 .05 11
2 .10 111,407 0 .60 (e) 0 .60 (e) 3 .11 (e) 6
5 .79 118,257 0 .60 0 .58 3 .12 14
( 7 .72 ) 86,971 0 .61 0 .59 2 .69 16
( 0 .21 ) 120,028 0 .58 0 .58 2 .35 17
0 .47 102,331 0 .60 0 .59 2 .83 9
9 .12 90,739 0 .60 0 .59 3 .06 11

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Massachusetts
Class
A
8/31/24(e)
$ 9.34 $ 0.14 $ 0.02 $ 0.16 $ (0.14) $ — $ (0.14) $ 9.36
2/29/24
9.18 0.27 0.15 0.42 (0.26) — (0.26) 9.34
2/28/23
10.20 0.22 (1.03) (0.81) (0.21) — (0.21) 9.18
2/28/22
10.41 0.19 (0.22) (0.03) (0.18) — (0.18) 10.20
2/28/21
10.66 0.23 (0.25) (0.02) (0.23) — (0.23) 10.41
2/29/20
9.93 0.25 0.75 1.00 (0.27) — (0.27) 10.66
Class
C
8/31/24(e)
9.26 0.10 0.03 0.13 (0.10) — (0.10) 9.29
2/29/24
9.11 0.19 0.15 0.34 (0.19) — (0.19) 9.26
2/28/23
10.12 0.15 (1.03) (0.88) (0.13) — (0.13) 9.11
2/28/22
10.32 0.10 (0.20) (0.10) (0.10) — (0.10) 10.12
2/28/21
10.58 0.14 (0.25) (0.11) (0.15) — (0.15) 10.32
2/29/20
9.85 0.17 0.75 0.92 (0.19) — (0.19) 10.58
Class
I
8/31/24(e)
9.34 0.15 0.02 0.17 (0.15) — (0.15) 9.36
2/29/24
9.18 0.28 0.16 0.44 (0.28) — (0.28) 9.34
2/28/23
10.20 0.24 (1.04) (0.80) (0.22) — (0.22) 9.18
2/28/22
10.41 0.21 (0.22) (0.01) (0.20) — (0.20) 10.20
2/28/21
10.66 0.25 (0.25) — (0.25) — (0.25) 10.41
2/29/20
9.92 0.27 0.76 1.03 (0.29) — (0.29) 10.66
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
1 .76% $ 235,876 0 .79% (f) 0 .78% (f) 3 .04% (f) 7%
4 .70 262,819 0 .79 0 .77 2 .90 31
( 7 .99 ) 234,024 0 .78 0 .77 2 .39 35
( 0 .30 ) 260,770 0 .77 0 .77 1 .76 13
( 0 .11 ) 280,258 0 .78 0 .78 2 .18 11
10 .19 206,362 0 .79 0 .79 2 .45 7
1 .46 4,287 1 .59 (f) 1 .58 (f) 2 .24 (f) 7
3 .75 4,638 1 .59 1 .57 2 .08 31
( 8 .74 ) 6,068 1 .58 1 .57 1 .57 35
( 1 .00 ) 9,182 1 .57 1 .57 0 .97 13
( 1 .02 ) 9,569 1 .58 1 .58 1 .39 11
9 .38 8,538 1 .59 1 .59 1 .65 7
1 .86 333,167 0 .59 (f) 0 .58 (f) 3 .25 (f) 7
4 .90 319,672 0 .59 0 .57 3 .08 31
( 7 .82 ) 387,828 0 .58 0 .57 2 .58 35
( 0 .13 ) 447,127 0 .57 0 .57 1 .97 13
0 .06 384,795 0 .58 0 .58 2 .39 11
10 .50 346,995 0 .59 0 .59 2 .65 7

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New Jersey
Class
A
8/31/24(d)
$ 10.63 $ 0.16 $ 0.01 $ 0.17 $ (0.17) $ — $ (0.17) $ 10.63
2/29/24
10.32 0.31 0.31 0.62 (0.31) — (0.31) 10.63
2/28/23
11.32 0.29 (1.02) (0.73) (0.27) — (0.27) 10.32
2/28/22
11.67 0.28 (0.36) (0.08) (0.27) — (0.27) 11.32
2/28/21
11.99 0.30 (0.32) (0.02) (0.30) — (0.30) 11.67
2/29/20
11.20 0.32 0.81 1.13 (0.34) — (0.34) 11.99
Class
C
8/31/24(d)
10.58 0.12 — 0.12 (0.12) — (0.12) 10.58
2/29/24
10.28 0.23 0.30 0.53 (0.23) — (0.23) 10.58
2/28/23
11.27 0.20 (1.01) (0.81) (0.18) — (0.18) 10.28
2/28/22
11.62 0.18 (0.35) (0.17) (0.18) — (0.18) 11.27
2/28/21
11.93 0.20 (0.30) (0.10) (0.21) — (0.21) 11.62
2/29/20
11.14 0.23 0.81 1.04 (0.25) — (0.25) 11.93
Class
I
8/31/24(d)
10.67 0.17 — 0.17 (0.18) — (0.18) 10.66
2/29/24
10.36 0.33 0.31 0.64 (0.33) — (0.33) 10.67
2/28/23
11.37 0.31 (1.03) (0.72) (0.29) — (0.29) 10.36
2/28/22
11.71 0.30 (0.34) (0.04) (0.30) — (0.30) 11.37
2/28/21
12.03 0.32 (0.31) 0.01 (0.33) — (0.33) 11.71
2/29/20
11.24 0.35 0.80 1.15 (0.36) — (0.36) 12.03
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .58% $ 181,680 0 .80% (e) 0 .79% (e) 3 .04% (e) 7%
6 .10 190,653 0 .82 0 .78 3 .00 25
( 6 .45 ) 218,230 0 .84 0 .79 2 .73 24
( 0 .73 ) 201,268 0 .78 0 .77 2 .36 10
( 0 .09 ) 203,304 0 .81 0 .79 2 .56 14
10 .22 213,869 0 .83 0 .79 2 .78 13
1 .18 8,161 1 .60 (e) 1 .59 (e) 2 .23 (e) 7
5 .18 9,237 1 .62 1 .58 2 .19 25
( 7 .16 ) 10,274 1 .64 1 .59 1 .92 24
( 1 .55 ) 13,918 1 .58 1 .57 1 .55 10
( 0 .81 ) 14,867 1 .61 1 .59 1 .76 14
9 .39 17,094 1 .63 1 .59 1 .98 13
1 .60 201,753 0 .60 (e) 0 .59 (e) 3 .24 (e) 7
6 .32 190,143 0 .62 0 .58 3 .19 25
( 6 .31 ) 187,291 0 .64 0 .59 2 .92 24
( 0 .44 ) 219,492 0 .58 0 .57 2 .56 10
0 .12 206,403 0 .61 0 .59 2 .76 14
10 .41 197,104 0 .63 0 .59 2 .97 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New York
Class
A
8/31/24(e)
$ 9.88 $ 0.19 $ 0.01 $ 0.20 $ (0.19) $ — $ (0.19) $ 9.89
2/29/24
9.68 0.37 0.19 0.56 (0.36) — (0.36) 9.88
2/28/23
10.89 0.33 (1.23) (0.90) (0.31) — (0.31) 9.68
2/28/22
11.16 0.28 (0.26) 0.02 (0.29) — (0.29) 10.89
2/28/21
11.54 0.31 (0.38) (0.07) (0.31) — (0.31) 11.16
2/29/20
10.80 0.32 0.75 1.07 (0.33) — (0.33) 11.54
Class
C
8/31/24(e)
9.87 0.15 0.01 0.16 (0.15) — (0.15) 9.88
2/29/24
9.67 0.29 0.20 0.49 (0.29) — (0.29) 9.87
2/28/23
10.87 0.25 (1.22) (0.97) (0.23) — (0.23) 9.67
2/28/22
11.15 0.19 (0.27) (0.08) (0.20) — (0.20) 10.87
2/28/21
11.52 0.22 (0.37) (0.15) (0.22) — (0.22) 11.15
2/29/20
10.78 0.23 0.75 0.98 (0.24) — (0.24) 11.52
Class
I
8/31/24(e)
9.89 0.20 0.01 0.21 (0.20) — (0.20) 9.90
2/29/24
9.69 0.39 0.19 0.58 (0.38) — (0.38) 9.89
2/28/23
10.89 0.35 (1.22) (0.87) (0.33) — (0.33) 9.69
2/28/22
11.17 0.31 (0.28) 0.03 (0.31) — (0.31) 10.89
2/28/21
11.55 0.34 (0.38) (0.04) (0.34) — (0.34) 11.17
2/29/20
10.81 0.34 0.75 1.09 (0.35) — (0.35) 11.55
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
2 .08% $ 489,918 0 .77% (f) 0 .75% (f) 3 .85% (f) 2%
5 .97 485,499 0 .76 0 .74 3 .78 32
( 8 .28 ) 540,518 0 .76 0 .75 3 .36 86
0 .09 509,874 0 .73 0 .73 2 .51 12
( 0 .52 ) 516,697 0 .76 0 .75 2 .83 31
10 .03 534,311 0 .76 0 .75 2 .85 7
1 .67 15,947 1 .57 (f) 1 .55 (f) 3 .05 (f) 2
5 .11 18,115 1 .56 1 .54 2 .99 32
( 8 .96 ) 24,639 1 .56 1 .55 2 .51 86
( 0 .80 ) 40,015 1 .53 1 .53 1 .71 12
( 1 .24 ) 43,211 1 .56 1 .55 2 .04 31
9 .19 50,740 1 .56 1 .55 2 .04 7
2 .17 583,493 0 .57 (f) 0 .55 (f) 4 .05 (f) 2
6 .16 552,967 0 .56 0 .54 3 .97 32
( 7 .99 ) 568,498 0 .56 0 .55 3 .53 86
0 .21 709,958 0 .53 0 .53 2 .71 12
( 0 .31 ) 666,168 0 .56 0 .55 3 .03 31
10 .26 661,362 0 .56 0 .55 3 .04 7

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen California High Yield Municipal Bond Fund
(“California High Yield”), Nuveen California Municipal Bond Fund (“California”), Nuveen Connecticut Municipal Bond Fund (“Connecticut”),
Nuveen Massachusetts Municipal Bond Fund (“Massachusetts”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), and Nuveen New York
Municipal Bond Fund (“New York”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a
Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is August 31, 2024, and the period covered by these Notes to Financial
Statements is the six months ended August 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
California High Yield
$ —
California
—
Connecticut
—
Massachusetts
—
New Jersey
—
New York
—

Notes to Financial Statements
(Unaudited) (continued)
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
California High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,339,807,064 $ 85,240 $ 1,339,892,304
Short-Term Investments:
Repurchase Agreements – 52,425,000 – 52,425,000
Total $ – $ 1,392,232,064 $ 85,240 $ 1,392,317,304
California
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,708,924,140 $ 33,746 $ 1,708,957,886
Short-Term Investments:
Municipal Bonds – 10,000,000 – 10,000,000
Total $ – $ 1,718,924,140 $ 33,746 $ 1,718,957,886
Connecticut
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 226,012,882 $ – $ 226,012,882
Short-Term Investments:
Municipal Bonds – 3,000,000 – 3,000,000
Total $ – $ 229,012,882 $ – $ 229,012,882
Massachusetts
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 560,945,193 $ – $ 560,945,193
Short-Term Investments:
Municipal Bonds – 7,430,000 – 7,430,000
Total $ – $ 568,375,193 $ – $ 568,375,193
New Jersey
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 379,189,109 $ – $ 379,189,109
Short-Term Investments:
Municipal Bonds – 8,010,000 – 8,010,000
Total $ – $ 387,199,109 $ – $ 387,199,109
New York
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,066,177,591 $ – $ 1,066,177,591
Short-Term Investments:
Municipal Bonds – 3,100,000 – 3,100,000
Total $ – $ 1,069,277,591 $ – $ 1,069,277,591

Notes to Financial Statements
(Unaudited) (continued)
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
California High Yield Fixed Income Clearing Corporation $     52,425,000 $   53,473,557

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 293,085,000 $ 4,530,000 $ 297,615,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
California High Yield
$ 272,719,307 4.00%
California
— —
Connecticut
— —
Massachusetts
— —
New Jersey
— —
New York
— —

Notes to Financial Statements
(Unaudited) (continued)
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Securities Lending:
California High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out of loan.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 293,085,000 $ 4,530,000 $ 297,615,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
California High Yield
$ 129,236,190 $ 140,149,474
California
157,457,654 112,896,141
Connecticut
15,422,145 14,312,488
Massachusetts
36,659,835 38,099,384
New Jersey
28,498,047 33,940,410
New York
58,679,022 23,219,747

Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
8/31/24
Year Ended
2/29/24
California High Yield Shares Amount Shares Amount
Subscriptions:
Class A 6,579,689 $52,399,217 20,648,461 $158,443,043
Class C 162,490 1,289,698 472,224 3,636,631
Class I 9,817,379 77,702,432 46,878,737 358,541,641
Total subscriptions 16,559,558 131,391,347 67,999,422 520,621,315
Reinvestments of distributions:
Class A 1,177,997 9,333,236 2,605,679 20,102,293
Class C 52,465 415,016 141,822 1,094,257
Class I 1,298,868 10,281,163 2,676,810 20,673,756
Total reinvestments of distributions 2,529,330 20,029,415 5,424,311 41,870,306
Redemptions:
Class A (7,336,310) (58,180,137) (27,214,778) (209,277,802)
Class C (836,808) (6,630,537) (1,943,372) (14,983,976)
Class I (10,209,848) (80,563,174) (51,015,787) (393,455,727)
Total redemptions (18,382,966) (145,373,848) (80,173,937) (617,717,505)
Net increase (decrease) 705,922 $6,046,914 (6,750,204) $(55,225,884)
Six Months Ended
8/31/24
Year Ended
2/29/24
California Shares Amount Shares Amount
Subscriptions:
Class A 7,038,137 $71,219,915 31,922,114 $311,720,731
Class C 219,104 2,209,800 545,396 5,435,685
Class I 12,335,052 124,662,120 52,279,195 516,180,372
Total subscriptions 19,592,293 198,091,835 84,746,705 833,336,788
Reinvestments of distributions:
Class A 1,246,963 12,582,562 2,445,698 24,321,067
Class C 36,545 367,145 89,926 890,677
Class I 1,238,217 12,501,495 2,524,063 25,122,418
Total reinvestments of distributions 2,521,725 25,451,202 5,059,687 50,334,162
Redemptions:
Class A (9,112,182) (92,144,742) (31,339,010) (306,234,642)
Class C (627,280) (6,318,351) (1,507,802) (14,885,564)
Class I (9,864,911) (99,684,988) (58,176,300) (572,969,408)
Total redemptions (19,604,373) (198,148,081) (91,023,112) (894,089,614)
Net increase (decrease) 2,509,645 $25,394,956 (1,216,720) $(10,418,664)

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
8/31/24
Year Ended
2/29/24
Connecticut Shares Amount Shares Amount
Subscriptions:
Class A 1,492,597 $14,351,946 2,057,571 $19,570,329
Class A - automatic conversion of Class C — — 3,919 35,620
Class C 6,601 63,310 63,299 599,441
Class I 1,668,730 16,050,747 8,356,747 77,935,272
Total subscriptions 3,167,928 30,466,003 10,481,536 98,140,662
Reinvestments of distributions:
Class A 154,917 1,483,596 294,301 2,773,134
Class C 3,102 29,630 7,072 66,531
Class I 174,925 1,678,512 275,467 2,601,787
Total reinvestments of distributions 332,944 3,191,738 576,840 5,441,452
Redemptions:
Class A (1,185,537) (11,376,040) (3,107,106) (29,329,108)
Class C (84,755) (810,597) (134,705) (1,271,493)
Class C - automatic conversion to Class A — — (3,927) (35,620)
Class I (2,612,291) (25,175,908) (5,623,780) (51,997,481)
Total redemptions (3,882,583) (37,362,545) (8,869,518) (82,633,702)
Net increase (decrease) (381,711) $(3,704,804) 2,188,858 $20,948,412
Six Months Ended
8/31/24
Year Ended
2/29/24
Massachusetts Shares Amount Shares Amount
Subscriptions:
Class A 387,865 $3,610,048 15,045,601 $133,463,257
Class C 35,310 325,191 92,714 849,256
Class I 4,008,156 37,300,984 19,733,928 181,118,243
Total subscriptions 4,431,331 41,236,223 34,872,243 315,430,756
Reinvestments of distributions:
Class A 381,936 3,544,141 717,813 6,608,229
Class C 4,918 45,296 10,027 91,624
Class I 494,169 4,588,679 1,026,078 9,438,451
Total reinvestments of distributions 881,023 8,178,116 1,753,918 16,138,304
Redemptions:
Class A (3,717,141) (34,551,990) (13,111,147) (118,021,526)
Class C (79,247) (729,201) (268,510) (2,456,126)
Class I (3,146,427) (29,271,973) (28,772,604) (257,568,930)
Total redemptions (6,942,815) (64,553,164) (42,152,261) (378,046,582)
Net increase (decrease) (1,630,461) $(15,138,825) (5,526,100) $(46,477,522)
Six Months Ended
8/31/24
Year Ended
2/29/24
New Jersey Shares Amount Shares Amount
Subscriptions:
Class A 854,339 $8,992,553 2,897,943 $29,711,178
Class C 35,284 367,869 180,714 1,880,552
Class I 2,258,520 23,887,909 11,436,840 118,751,750
Total subscriptions 3,148,143 33,248,331 14,515,497 150,343,480
Reinvestments of distributions:
Class A 244,096 2,563,445 526,469 5,469,661
Class C 8,414 87,935 17,119 177,226
Class I 252,299 2,659,088 455,577 4,751,668
Total reinvestments of distributions 504,809 5,310,468 999,165 10,398,555
Redemptions:
Class A (1,941,518) (20,443,931) (6,626,332) (67,379,072)
Class C (145,271) (1,522,715) (324,484) (3,355,677)
Class I (1,419,558) (15,001,485) (12,138,240) (122,218,260)
Total redemptions (3,506,347) (36,968,131) (19,089,056) (192,953,009)
Net increase (decrease) 146,605 $1,590,668 (3,574,394) $(32,210,974)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
8/31/24
Year Ended
2/29/24
New York Shares Amount Shares Amount
Subscriptions:
Class A 5,260,177 $51,875,111 13,938,758 $133,553,174
Class A - automatic conversion of Class C — — 47,612 455,194
Class C 122,729 1,210,625 176,247 1,701,218
Class I 6,734,655 66,311,628 33,540,820 319,757,513
Total subscriptions 12,117,561 119,397,364 47,703,437 455,467,099
Reinvestments of distributions:
Class A 842,491 8,265,658 1,767,083 17,147,082
Class C 23,486 230,142 56,639 549,251
Class I 988,645 9,706,534 1,795,267 17,452,526
Total reinvestments of distributions 1,854,622 18,202,334 3,618,989 35,148,859
Redemptions:
Class A (5,700,206) (56,056,726) (22,437,797) (212,425,274)
Class C (367,235) (3,604,158) (897,653) (8,660,916)
Class C - automatic conversion to Class A — — (47,669) (455,194)
Class I (4,694,417) (46,167,043) (38,088,552) (362,661,698)
Total redemptions (10,761,858) (105,827,927) (61,471,671) (584,203,082)
Net increase (decrease) 3,210,325 $31,771,771 (10,149,245) $(93,587,124)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
California High Yield
$ 1,102,594,906 $ 51,151,579 $ (54,514,181) $ (3,362,602)
California
1,732,451,040 40,231,840 (53,724,994) (13,493,154)
Connecticut
234,381,766 2,578,575 (7,947,459) (5,368,884)
Massachusetts
568,423,105 8,248,840 (8,296,752) (47,912)
New Jersey
395,210,062 7,827,314 (15,838,267) (8,010,953)
New York
1,054,135,740 31,042,023 (15,900,172) 15,141,851

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
California High
Yield
$ — $ — $ — $ (39,028,272) $ (221,738,963) $ — $ (3,809,543) $ (264,576,778)
California
8,393,540 49,136 — (26,572,952) (170,068,349) — (5,275,795) (193,474,420)
Connecticut
788,357 — — (6,582,678) (15,370,006) — (598,449) (21,762,776)
Massachusetts
2,488,608 — — (2,511,738) (54,945,983) — (1,529,647) (56,498,760)
New Jersey
1,403,530 149 — (9,065,267) (11,878,365) — (1,033,732) (20,573,685)
New York
4,690,586 190 — 13,764,216 (127,577,744) — (3,482,709) (112,605,461)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period February 1, 2024 through February 29,
2024 and paid on March 1, 2024.
Fund
Short-Term Long-Term Total
California High Yield
$ 84,647,544 $ 137,091,419 $ 221,738,963
California
108,082,689 61,985,660 170,068,349
Connecticut
6,969,324 8,400,682 15,370,006
Massachusetts
18,192,513 36,753,470 54,945,983
New Jersey
2,104,762 9,773,603 11,878,365
New York
77,392,990 50,184,754 127,577,744
Average Daily Net Assets
California
High Yield California Connecticut Massachusetts New Jersey New York
For the first $125 million 0.4000% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3875 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3750 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3625 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3500 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion - 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $8 billion 0.3250 - - - - -
For the next $5 billion 0.3150 0.2500 0.2500 0.2500 0.2500 0.2500
For the next $5 billion 0.3000 - - - - -
For net assets over $10 billion - 0.2375 0.2375 0.2375 0.2375 0.2375
For net assets over $20 billion 0.2875 - - - - -

For the period June 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of August 31, 2024, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
California High Yield
0.1570%
California
0.1570%
Connecticut
0.1570%
Massachusetts
0.1570%
New Jersey
0.1570%
New York
0.1570%

Notes to Financial Statements
(Unaudited) (continued)
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
California High Yield N/A N/A 1.00%
California N/A N/A 0.75%
Massachusetts N/A N/A 0.75%
New York N/A N/A 0.75%
N/A - Not Applicable.
Fund
Purchases Sales
Realized
Gain (Loss)
California High Yield
$ — $ — $ —
California
— — —
Connecticut
1,114,053 — —
Massachusetts
1,639,084 — —
New Jersey
1,057,389 — —
New York
— — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
California High Yield
$ 337,989 $ 335,129
California
582,398 578,699
Connecticut
115,878 113,024
Massachusetts
18,456 17,151
New Jersey
77,935 75,902
New York
393,916 389,596

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
Fund
Commission
Advances
California High Yield
$ 338,218
California
574,655
Connecticut
102,681
Massachusetts
6,165
New Jersey
60,484
New York
369,715
Fund
12b-1 Fees
Retained
California High Yield
$ 13,029
California
20,042
Connecticut
1,827
Massachusetts
2,191
New Jersey
3,630
New York
5,621
Fund
CDSC
Retained
California High Yield
$ 15,180
California
7,945
Connecticut
69
Massachusetts
—
New Jersey
—
New York
24,627

Notes to Financial Statements
(Unaudited) (continued)
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
California High Yield
$ —
California
47,200,000
Connecticut
558,171
Massachusetts
47,267
New Jersey
673,531
New York
6,900,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
California High Yield
— $ — — %
California
42 13,604,762 6.53
Connecticut
3 558,171 6.53
Massachusetts
3 47,267 6.53
New Jersey
4 673,531 6.53
New York
18 4,836,085 6.53

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in Independent Registered Public Accounting Firm

(a) Previous independent registered public accounting firm: On October 24, 2024, the Funds’ Board of Directors/Trustees (the “Board”), upon recommendation from the Audit Committee, dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Funds. KPMG’s audit reports on the Funds’ financial statements as of and for the fiscal years ended February 29, 2024 and February 28, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended February 29, 2024 and February 28, 2023, and for the period March 1, 2024 through October 24, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Funds’ fiscal years ended February 29, 2024 and February 28, 2023 and for the period March 1, 2024 through October 24, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

The Funds provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit Committee, engaged PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Funds. During the Funds’ fiscal years ended February 29, 2024 and February 28, 2023 and for the period March 1, 2024 through October 24, 2024, the Funds have not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen California High Yield Municipal Bond Fund

Nuveen California Municipal Bond Fund

Nuveen Connecticut Municipal Bond Fund

Nuveen Massachusetts Municipal Bond Fund

Nuveen New Jersey Municipal Bond Fund

Nuveen New York Municipal Bond Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees of Nuveen Multistate Trust II (the “Board” and each Trustee, a “Board Member”) approved, for each fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub- Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub- advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub- advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.  Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support

2

international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub- Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.  The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Nuveen California High Yield Municipal Bond Fund, the Board considered that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In its review, the Board considered that the Fund’s Performance Peer Group was classified as low for relevancy. The Board took into account management’s analysis of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods and factors that contributed to or detracted from performance and the improved relative performance in the fourth quarter of 2023 and first quarter of 2024. In its review, the Board considered that the Fund had experienced periods of challenged performance but determined to renew the Advisory Agreements and to continue to monitor the performance of the Fund.

•

For Nuveen California Municipal Bond Fund, the Board considered that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. Further, although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark and ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2024. The Board took into account management’s analysis of the Fund’s performance, including the factors that contributed to or detracted from performance and the improved relative performance in the first quarter of 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Connecticut Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended December 31, 2023. The Fund also ranked in the first quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Massachusetts Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2024, the Fund outperformed its benchmark for the one- year period and ranked in the third quartile of its Performance Peer Group for the five-year period ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen New Jersey Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and third quartile for the five-year period ended December 31, 2023. Further, the Fund ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

4

•

For Nuveen New York Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark and ranked in the third quartile of its Performance Peer Group for the one-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C.  Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

•

For Nuveen California High Yield Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were above the Expense Group median. The Board, however, considered the differences between the strategies of the Fund and those of various peers in the Expense Group, which limited the comparability of the peer expense data. The Board further considered that the Fund’s net total expense ratio was comparable to one of the peers in the Expense Group with a high yield strategy.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

•

For Nuveen California Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group. In addition, although the Fund’s contractual management fee rate and actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s net total expense ratio ranked in the third quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were slightly above (within 5 basis points of) the Expense Group median.

•

For Nuveen Connecticut Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was generally in-line with the Expense Group median.

•

For Nuveen Massachusetts Municipal Bond Fund, although the Fund’s contractual management fee rate and actual management fee rate each ranked in the fourth quartile of its Expense Group and Expense Universe, the Fund’s net total expense ratio ranked in the second quartile of its Expense Group and Expense Universe. In addition, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was below the Expense Group median.

•

For Nuveen New Jersey Municipal Bond Fund, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the second quartile and the Fund’s net total expense ratio ranked in the third quartile of its Expense Group. In addition, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the second quartile and the Fund’s net total expense ratio ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was generally in-line with the Expense Group median.

•

For Nuveen New York Municipal Bond Fund, although the Fund’s contractual management fee rate and actual management fee rate each ranked in the fourth quartile of its Expense Group and Expense Universe, the Fund’s net total expense ratio ranked in the third quartile of its Expense Group and Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were slightly above (within 5 basis points of) the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

6

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D.  Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.  Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.  Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust II

Date: November 7, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 7, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: November 7, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)